UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 57.8%
Japan - 21.2%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY 3,000,413	$27,836,424
Series 22
0.10%, 3/10/27	2,219,238	20,586,465

		48,422,889

United States - 36.6%
U.S. Treasury Inflation Index (TIPS)
0.375%, 7/15/25 (a)	U.S.$ 79,178	77,977,581
0.375%, 1/15/27	5,856	5,696,943

		83,674,524

Total Inflation-Linked Securities (cost $136,464,943)		132,097,413

	Shares
COMMON STOCKS - 29.1%
Financials - 5.2%
Banks - 2.1%
ABN AMRO Group NV (GDR)(b)	1,125	27,234
Agricultural Bank of China Ltd.-Class H	838,000	401,447
Aozora Bank Ltd.	500	14,438
Australia & New Zealand Banking Group Ltd.	886	17,602
Banco Bilbao Vizcaya Argentaria SA	3,189	19,781
Banco de Sabadell SA	16,035	18,245
Banco Santander SA	3,802	18,504
Bank of America Corp.	1,350	39,258
Bank of China Ltd.-Class H	709,000	330,729
Bank of Communications Co., Ltd.-Class H	451,000	378,676
Bank of East Asia Ltd. (The)	3,800	13,230
Bank of Ireland Group PLC	2,334	15,164
Bank of Kyoto Ltd. (The)	400	17,989
Bank of Montreal	747	58,252
Bank of Nova Scotia (The)	862	47,910
Bank of Queensland Ltd.	2,070	13,243
Bankia SA	6,083	18,557
Bankinter SA	3,395	27,868
Barclays PLC	10,110	21,985
BB&T Corp.	899	45,822
Bendigo & Adelaide Bank Ltd.	1,883	13,169
BNP Paribas SA	331	16,944
BOC Hong Kong Holdings Ltd.	4,000	16,709
CaixaBank SA	4,609	16,420
Canadian Imperial Bank of Commerce	584	49,540
Chiba Bank Ltd. (The)	3,000	18,260
China CITIC Bank Corp., Ltd.-Class H	530,000	344,180
China Construction Bank Corp.-Class H	465,000	413,975
China Everbright Bank Co., Ltd.-Class H	690,000	330,627
China Minsheng Banking Corp., Ltd.-Class H	425,400	328,381
Chugoku Bank Ltd. (The)	1,200	11,263
CIT Group, Inc.	697	35,526

Company	Shares	U.S. $ Value
Citigroup, Inc.	564	$36,085
Citizens Financial Group, Inc.	745	27,520
Comerica, Inc.	403	35,105
Commerzbank AG (c)	2,045	16,855
Commonwealth Bank of Australia	310	16,264
Concordia Financial Group Ltd.	3,600	14,622
Credit Agricole SA	1,641	21,003
Danske Bank A/S	858	17,067
DBS Group Holdings Ltd.	1,100	20,167
DNB ASA	1,818	34,822
Erste Group Bank AG	821	30,962
Fifth Third Bancorp	1,167	32,186
First Republic Bank/CA	402	42,202
Fukuoka Financial Group, Inc.	800	17,358
Hachijuni Bank Ltd. (The)	2,900	12,102
Hang Seng Bank Ltd.	1,100	27,240
Hiroshima Bank Ltd. (The)	2,000	11,175
HSBC Holdings PLC	5,317	43,345
Huntington Bancshares, Inc./OH	2,387	34,397
ING Groep NV	1,574	20,805
Intesa Sanpaolo SpA	18,206	44,794
Japan Post Bank Co., Ltd.	1,400	15,649
JPMorgan Chase & Co.	448	46,753
KBC Group NV	411	30,420
KeyCorp	1,685	29,757
Kyushu Financial Group, Inc.	2,700	10,989
Lloyds Banking Group PLC	36,308	30,574
M&T Bank Corp.	381	65,936
Mebuki Financial Group, Inc.	4,400	11,945
Mitsubishi UFJ Financial Group, Inc.	2,500	12,973
Mizuho Financial Group, Inc.	9,000	14,152
National Australia Bank Ltd.	869	15,513
National Bank of Canada	1,132	53,411
Nedbank Group Ltd.	313	6,304
Nordea Bank Abp	3,090	27,994
Oversea-Chinese Banking Corp., Ltd.	2,279	18,593
People’s United Financial, Inc.	2,269	40,297
PNC Financial Services Group, Inc. (The)	291	36,672
Raiffeisen Bank International AG	1,044	26,601
Regions Financial Corp.	1,804	29,586
Resona Holdings, Inc.	2,200	9,965
Royal Bank of Canada	718	56,116
Royal Bank of Scotland Group PLC	6,922	24,344
Seven Bank Ltd.	4,800	14,038
Shinsei Bank Ltd.	1,000	13,757
Shizuoka Bank Ltd. (The)	2,000	15,845
Signature Bank/New York NY	215	29,188
Skandinaviska Enskilda Banken AB-Class A	3,315	33,724
Societe Generale SA	422	12,964
Standard Chartered PLC	2,940	23,445
Sumitomo Mitsui Financial Group, Inc.	500	17,767
Sumitomo Mitsui Trust Holdings, Inc.	400	15,197
SunTrust Banks, Inc.	583	37,819
Suruga Bank Ltd.	800	3,860
Svenska Handelsbanken AB-Class A	2,923	33,300
Swedbank AB-Class A	1,696	31,135
Toronto-Dominion Bank (The)	1,045	59,923
UniCredit SpA	1,079	14,654
United Overseas Bank Ltd.	1,000	18,431
US Bancorp	800	41,352

Company	Shares	U.S. $ Value
Wells Fargo & Co.	690	$34,424
Westpac Banking Corp.	832	15,925
Yamaguchi Financial Group, Inc.	2,000	18,705

		4,797,001

Capital Markets - 1.1%
3i Group PLC	4,463	56,046
Affiliated Managers Group, Inc.	225	24,662
Ameriprise Financial, Inc.	250	32,908
ASX Ltd.	592	29,328
Bank of New York Mellon Corp. (The)	853	44,765
BlackRock, Inc.-Class A	109	48,311
Brookfield Asset Management, Inc.-Class A	1,245	56,235
Charles Schwab Corp. (The)	729	33,541
CI Financial Corp.	2,261	31,958
CITIC Securities Co., Ltd.-Class H	161,000	389,912
CME Group, Inc.-Class A	377	68,580
Credit Suisse Group AG (c)	1,310	16,156
Daiwa Securities Group, Inc.	2,000	10,155
Deutsche Bank AG	1,113	10,316
Deutsche Boerse AG	355	44,822
E*TRADE Financial Corp.	742	36,351
Eaton Vance Corp.	655	27,412
Franklin Resources, Inc.	837	27,295
Goldman Sachs Group, Inc. (The)	162	31,865
Haitong Securities Co., Ltd.-Class H	198,800	263,629
Hargreaves Lansdown PLC	1,868	43,179
Hong Kong Exchanges & Clearing Ltd.	900	31,022
IGM Financial, Inc.	1,289	33,676
Intercontinental Exchange, Inc.	727	56,088
Invesco Ltd.	1,109	21,459
Investec PLC	4,737	30,972
Japan Exchange Group, Inc.	1,100	19,472
Julius Baer Group Ltd. (c)	634	27,625
London Stock Exchange Group PLC	1,249	74,588
Macquarie Group Ltd.	261	23,831
Moody’s Corp.	325	56,264
Morgan Stanley	735	30,855
MSCI, Inc.-Class A	361	66,684
Nasdaq, Inc.	753	68,952
Natixis SA	3,393	18,630
Nomura Holdings, Inc.	2,100	8,185
Northern Trust Corp.	412	38,398
Partners Group Holding AG	68	49,131
Quilter PLC (b)	3,254	5,601
Raymond James Financial, Inc.	418	34,518
S&P Global, Inc.	311	62,315
SBI Holdings, Inc./Japan	1,300	27,489
Schroders PLC	944	34,265
SEI Investments Co.	695	36,661
Singapore Exchange Ltd.	3,300	19,110
St. James’s Place PLC	2,130	27,485
State Street Corp.	421	30,257
T. Rowe Price Group, Inc.	627	62,970
TD Ameritrade Holding Corp.	771	43,430
UBS Group AG (c)	1,814	23,019

		2,390,378

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Acom Co., Ltd.	4,000	$13,744
AEON Financial Service Co., Ltd.	800	15,757
Ally Financial, Inc.	1,228	33,267
American Express Co.	516	55,594
Capital One Financial Corp.	376	31,426
Credit Saison Co., Ltd.	900	13,099
Discover Financial Services	568	40,674
Navient Corp.	1,339	16,363
Provident Financial PLC (c)	1,368	10,887
Synchrony Financial	1,033	33,686

		264,497

Diversified Financial Services - 0.3%
AMP Ltd.	3,999	6,692
Berkshire Hathaway, Inc.-Class B (c)	231	46,500
Challenger Ltd./Australia	1,797	10,248
Element Fleet Management Corp.	3,194	18,276
EXOR NV	480	29,530
First Pacific Co., Ltd.	22,000	8,912
Groupe Bruxelles Lambert SA	600	57,684
IHS Markit Ltd. (c)	1,109	58,966
Industrivarden AB-Class C	1,828	38,049
Investor AB-Class B	902	40,252
Jefferies Financial Group, Inc.	1,464	29,675
Kinnevik AB	1,368	34,619
L E Lundbergforetagen AB-Class B	856	26,386
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	17,871
Onex Corp.	648	38,975
ORIX Corp.	1,000	14,479
Pargesa Holding SA	691	56,692
Standard Life Aberdeen PLC	11,793	38,604
Voya Financial, Inc.	775	39,192
Wendel SA	294	37,064

		648,666

Insurance - 1.6%
Admiral Group PLC	1,243	35,993
Aegon NV	4,545	24,387
Aflac, Inc.	1,388	68,206
Ageas	832	41,003
AIA Group Ltd.	2,400	23,953
Alleghany Corp.	66	42,435
Allianz SE	222	49,416
Allstate Corp. (The)	643	60,686
American International Group, Inc.	720	31,104
Aon PLC	435	74,616
Arch Capital Group Ltd. (c)	1,779	58,120
Arthur J Gallagher & Co.	958	76,908
Assicurazioni Generali SpA	1,915	34,146
Assurant, Inc.	420	43,256
Aviva PLC	5,185	29,065
Axis Capital Holdings Ltd.	710	40,520
Baloise Holding AG	288	46,959
Brighthouse Financial, Inc. (c)	60	2,323
China Life Insurance Co., Ltd.-Class H	88,000	243,046
Chubb Ltd.	371	49,677
Cincinnati Financial Corp.	705	61,208

Company	Shares	U.S. $ Value
CNP Assurances	1,623	$37,496
Dai-ichi Life Holdings, Inc.	1,000	15,238
Direct Line Insurance Group PLC	8,791	41,559
Everest Re Group Ltd.	214	48,387
Fairfax Financial Holdings Ltd.	85	42,084
Fidelity National Financial, Inc.	1,183	41,511
Gjensidige Forsikring ASA	2,409	43,180
Great-West Lifeco, Inc.	2,017	46,380
Hannover Rueck SE	383	57,070
Hartford Financial Services Group, Inc. (The)	878	43,338
Ia Financial Corp., Inc. (c)	1,008	38,675
Insurance Australia Group Ltd.	3,763	19,630
Intact Financial Corp.	960	80,246
Japan Post Holdings Co., Ltd.	1,600	19,449
Legal & General Group PLC	13,473	50,135
Lincoln National Corp.	446	27,884
Loews Corp.	1,014	48,287
Manulife Financial Corp.	2,171	36,691
Mapfre SA	8,898	25,122
Markel Corp. (c)	39	39,190
Marsh & McLennan Cos., Inc.	753	70,044
Medibank Pvt Ltd.	7,758	15,637
MetLife, Inc.	661	29,871
MS&AD Insurance Group Holdings, Inc.	400	12,042
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	49,929
New China Life Insurance Co., Ltd.-Class H	74,000	358,085
NN Group NV	985	42,873
Old Mutual Ltd.	9,763	16,075
Poste Italiane SpA (b)	5,111	46,078
Power Corp. of Canada	1,760	37,569
Power Financial Corp.	1,872	41,780
Principal Financial Group, Inc.	589	31,005
Progressive Corp. (The)	1,147	83,616
Prudential Financial, Inc.	336	32,206
Prudential PLC	1,555	32,785
QBE Insurance Group Ltd.	1,386	12,167
Reinsurance Group of America, Inc.-Class A	376	54,328
RenaissanceRe Holdings Ltd.	388	57,055
RSA Insurance Group PLC	5,407	36,612
Sampo Oyj-Class A	886	42,625
SCOR SE	791	35,587
Sompo Holdings, Inc.	400	14,966
Sony Financial Holdings, Inc.	1,072	20,354
Sun Life Financial, Inc.	1,344	50,882
Suncorp Group Ltd.	1,549	14,898
Swiss Life Holding AG (c)	132	57,440
Swiss Re AG	469	46,361
T&D Holdings, Inc.	1,250	15,103
Tokio Marine Holdings, Inc.	400	19,552
Torchmark Corp.	598	49,371
Travelers Cos., Inc. (The)	464	61,670
Trisura Group Ltd. (c)	7	146
Tryg A/S	1,864	50,807
UnipolSai Assicurazioni SpA	12,165	30,363
Unum Group	830	31,009
Willis Towers Watson PLC	352	60,551
WR Berkley Corp.	735	61,490

Company	Shares	U.S. $ Value
Zurich Insurance Group AG	154	$50,803

		3,712,314

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	2,408	42,501
Annaly Capital Management, Inc.	3,658	37,056

		79,557

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,312	41,433

		11,933,846

Information Technology - 3.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,148	111,202
F5 Networks, Inc. (c)	462	77,681
Juniper Networks, Inc.	2,077	56,245
Motorola Solutions, Inc.	840	120,221
Nokia Oyj	5,115	30,932
Telefonaktiebolaget LM Ericsson-Class B	4,594	41,875

		438,156

Electronic Equipment, Instruments & Components - 0.4%
Alps Alpine Co., Ltd.	500	9,856
Amphenol Corp.-Class A	1,084	101,863
Arrow Electronics, Inc. (c)	775	61,768
Avnet, Inc.	1,566	68,105
CDW Corp./DE	1,016	95,392
Corning, Inc.	2,176	75,747
Flex Ltd. (c)	3,294	34,719
FLIR Systems, Inc.	1,824	93,845
Hamamatsu Photonics KK	600	21,182
Hexagon AB-Class B	836	43,918
Hirose Electric Co., Ltd.	105	10,820
Hitachi High-Technologies Corp.	500	19,112
Hitachi Ltd.	800	24,048
Ingenico Group SA	325	21,781
Keyence Corp.	100	58,476
Kyocera Corp.	400	22,102
Murata Manufacturing Co., Ltd.	100	15,599
Nippon Electric Glass Co., Ltd.	400	10,833
Omron Corp.	500	21,635
Shimadzu Corp.	1,100	27,190
TDK Corp.	300	23,533
TE Connectivity Ltd.	878	72,075
Trimble, Inc. (c)	1,320	52,813
Yaskawa Electric Corp.	1,000	28,536
Yokogawa Electric Corp.	1,200	23,156

		1,038,104

IT Services - 1.1%
Accenture PLC-Class A	613	98,926
Akamai Technologies, Inc. (c)	806	56,146
Alliance Data Systems Corp.	215	37,195
Amadeus IT Group SA-Class A	787	59,200
Atos SE	247	23,697
Automatic Data Processing, Inc.	831	127,168

Company	Shares	U.S. $ Value
Black Knight, Inc. (c)	362	$18,915
Broadridge Financial Solutions, Inc.	1,174	118,867
Capgemini SE	360	43,030
CGI, Inc. (c)	1,595	106,939
Cognizant Technology Solutions Corp.-Class A	1,099	78,007
Computershare Ltd.	1,857	22,717
DXC Technology Co.	635	41,821
Fidelity National Information Services, Inc.	969	104,797
First Data Corp.-Class A (c)	3,401	85,501
Fiserv, Inc. (c)	1,338	113,315
FleetCor Technologies, Inc. (c)	249	58,087
Fujitsu Ltd.	200	13,498
Gartner, Inc. (c)	575	81,823
Global Payments, Inc.	567	73,925
International Business Machines Corp.	502	69,341
Mastercard, Inc.-Class A	649	145,876
Nomura Research Institute Ltd.	700	28,553
NTT Data Corp.	2,000	21,905
Obic Co., Ltd.	300	28,745
Otsuka Corp.	600	21,602
Paychex, Inc.	1,472	113,373
PayPal Holdings, Inc. (c)	1,263	123,862
Perspecta, Inc.	317	6,689
Sabre Corp.	2,420	54,281
Total System Services, Inc.	1,066	100,630
VeriSign, Inc. (c)	824	146,705
Visa, Inc.-Class A	718	106,350
Western Union Co. (The)-Class W	3,117	55,701
Worldpay, Inc.-Class A (c)	1,056	101,165

		2,488,352

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (c)	2,015	47,413
Analog Devices, Inc.	607	64,925
Applied Materials, Inc.	967	37,075
ASM Pacific Technology Ltd.	1,400	14,837
ASML Holding NV	269	49,210
Broadcom, Inc.	205	56,449
Infineon Technologies AG	1,599	35,141
Intel Corp.	1,884	99,777
KLA-Tencor Corp.	609	70,333
Lam Research Corp.	384	67,619
Marvell Technology Group Ltd.	2,554	50,952
Maxim Integrated Products, Inc.	1,384	75,331
Microchip Technology, Inc.	789	68,540
Micron Technology, Inc. (c)	1,172	47,911
NVIDIA Corp.	256	39,491
NXP Semiconductors NV	516	47,121
Qorvo, Inc. (c)	444	31,142
QUALCOMM, Inc.	984	52,536
Rohm Co., Ltd.	200	12,660
Skyworks Solutions, Inc.	431	35,195
STMicroelectronics NV	1,365	22,309
Texas Instruments, Inc.	847	89,596
Tokyo Electron Ltd.	100	13,670

Company	Shares	U.S. $ Value
Xilinx, Inc.	811	$101,618

		1,230,851

Software - 1.0%
Adobe, Inc. (c)	449	117,863
ANSYS, Inc. (c)	635	112,560
Autodesk, Inc. (c)	395	64,389
BlackBerry Ltd. (c)	2,745	23,863
Cadence Design Systems, Inc. (c)	1,796	102,821
CDK Global, Inc.	1,015	58,880
Citrix Systems, Inc.-Class C	604	63,722
Constellation Software, Inc./Canada	106	90,517
Dassault Systemes SE	646	94,444
Fortinet, Inc. (c)	1,023	88,786
Gemalto NV (c)	365	21,132
Intuit, Inc.	570	140,864
Micro Focus International PLC (Sponsored ADR)	417	10,333
Microsoft Corp.	995	111,470
Nuance Communications, Inc. (c)	2,749	46,101
OneMarket Ltd. (c)	129	60
Open Text Corp.	1,658	62,845
Oracle Corp.	1,536	80,072
Oracle Corp. Japan	400	29,916
Palo Alto Networks, Inc. (c)	297	73,142
Red Hat, Inc. (c)	568	103,717
Sage Group PLC (The)	5,404	47,404
salesforce.com, Inc. (c)	534	87,389
SAP SE	466	49,875
ServiceNow, Inc. (c)	428	102,480
Splunk, Inc. (c)	575	78,131
Symantec Corp.	1,835	41,269
Synopsys, Inc. (c)	974	99,036
Trend Micro, Inc./Japan	400	19,787
VMware, Inc.-Class A	527	90,544
Workday, Inc.-Class A (c)	384	76,005

		2,189,417

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	407	70,472
Brother Industries Ltd.	900	16,482
Canon, Inc.	900	25,850
Dell Technologies, Inc.-Class C (c)	1,368	76,362
FUJIFILM Holdings Corp.	600	26,879
Hewlett Packard Enterprise Co.	3,043	49,844
HP, Inc.	2,579	50,884
Konica Minolta, Inc.	2,400	23,341
NEC Corp.	700	23,358
NetApp, Inc.	1,082	70,546
Ricoh Co., Ltd.	2,300	23,406
Seagate Technology PLC	978	45,536
Seiko Epson Corp.	900	13,331
Western Digital Corp.	465	23,390

Company	Shares	U.S. $ Value
Xerox Corp.	1,717	$53,055

		592,736

		7,977,616

Industrials - 3.2%
Aerospace & Defense - 0.4%
AerCap Holdings NV (c)	317	14,309
Airbus SE	181	23,319
Arconic, Inc.	824	15,236
BAE Systems PLC	2,639	16,271
Boeing Co. (The)	219	96,351
Bombardier, Inc.-Class B (c)	7,317	15,569
CAE, Inc.	2,809	59,235
Cobham PLC (c)	9,287	14,480
Dassault Aviation SA	11	18,518
General Dynamics Corp.	241	41,023
Harris Corp.	675	111,328
Huntington Ingalls Industries, Inc.	180	37,694
L3 Technologies, Inc.	265	56,114
Leonardo SpA	684	6,890
Lockheed Martin Corp.	198	61,263
Meggitt PLC	2,664	19,059
Northrop Grumman Corp.	198	57,412
Raytheon Co.	297	55,390
Rolls-Royce Holdings PLC (c)	1,271	16,123
Safran SA	174	23,719
Singapore Technologies Engineering Ltd.	4,200	11,593
Textron, Inc.	720	39,096
Thales SA	192	23,625
TransDigm Group, Inc. (c)	93	40,370
United Technologies Corp.	587	73,768

		947,755

Air Freight & Logistics - 0.1%
Bollore SA	3,319	14,739
CH Robinson Worldwide, Inc.	534	48,263
Deutsche Post AG	500	15,508
Expeditors International of Washington, Inc.	744	55,763
FedEx Corp.	189	34,209
Kuehne & Nagel International AG	139	18,108
Royal Mail PLC	3,581	13,459
United Parcel Service, Inc.-Class B	471	51,904
Yamato Holdings Co., Ltd.	400	10,446

		262,399

Airlines - 0.1%
American Airlines Group, Inc.	507	18,065
ANA Holdings, Inc.	400	14,841
Cathay Pacific Airways Ltd.	8,000	13,455
Delta Air Lines, Inc.	566	28,062
Deutsche Lufthansa AG	656	16,749
easyJet PLC	784	12,756
International Consolidated Airlines Group SA	1,885	14,896
Japan Airlines Co., Ltd.	400	14,602
Qantas Airways Ltd.	2,474	10,058
Singapore Airlines Ltd.	1,500	11,089
Southwest Airlines Co.	528	29,589

Company	Shares	U.S. $ Value
United Continental Holdings, Inc. (c)	315	$27,660

		211,822

Building Products - 0.1%
AGC, Inc./Japan	200	6,954
AO Smith Corp.	711	36,922
Assa Abloy AB-Class B	848	17,527
Cie de Saint-Gobain	254	9,141
Daikin Industries Ltd.	100	10,886
Fortune Brands Home & Security, Inc.	681	32,089
Geberit AG	50	19,940
Johnson Controls International PLC	1,024	36,116
LIXIL Group Corp.	400	5,419
Masco Corp.	1,061	39,851
Resideo Technologies, Inc. (c)	63	1,619
TOTO Ltd.	300	11,373

		227,837

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	1,434	10,284
Brambles Ltd.	1,685	14,066
Cintas Corp.	386	79,748
Dai Nippon Printing Co., Ltd.	500	11,592
Edenred	463	20,534
G4S PLC	3,969	11,046
ISS A/S	413	12,880
Park24 Co., Ltd.	400	9,598
Republic Services, Inc.-Class A	966	75,763
Secom Co., Ltd.	200	17,300
Securitas AB-Class B	1,405	22,015
Societe BIC SA	160	15,129
Sohgo Security Services Co., Ltd.	200	8,658
Stericycle, Inc. (c)	372	16,584
Toppan Printing Co., Ltd.	500	7,965
Waste Connections, Inc.	891	74,309
Waste Management, Inc.	916	92,745

		500,216

Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	457	20,246
Boskalis Westminster	549	15,433
Bouygues SA	319	12,056
China Communications Construction Co., Ltd.-Class H	248,000	267,409
China Railway Construction Corp., Ltd.-Class H	224,500	323,578
China Railway Group Ltd.-Class H	360,000	356,649
CIMIC Group Ltd.	319	11,356
Eiffage SA	192	18,726
Epiroc AB-Class A (c)	436	4,376
Epiroc AB-Class B (c)	520	4,883
Ferrovial SA	989	22,776
Fluor Corp.	716	26,922
HOCHTIEF AG	79	12,523
Jacobs Engineering Group, Inc.	615	45,375
JGC Corp.	700	10,189
Kajima Corp.	1,000	14,819
Obayashi Corp.	1,000	9,747
Orascom Construction PLC	173	1,059

Company	Shares	U.S. $ Value
Shimizu Corp.	1,000	$8,797
Skanska AB-Class B	763	13,748
SNC-Lavalin Group, Inc.	1,097	30,302
Taisei Corp.	400	18,905
Vinci SA	175	16,702

		1,266,576

Electrical Equipment - 0.2%
ABB Ltd.	788	15,515
Acuity Brands, Inc.	140	18,217
AMETEK, Inc.	672	53,478
Eaton Corp. PLC	547	43,634
Emerson Electric Co.	688	46,887
Fuji Electric Co., Ltd.	400	12,630
Legrand SA	296	19,521
Mabuchi Motor Co., Ltd.	200	6,898
Melrose Industries PLC	9,810	22,618
Mitsubishi Electric Corp.	700	8,776
Nidec Corp.	100	12,128
nVent Electric PLC	481	13,218
OSRAM Licht AG	209	9,050
Prysmian SpA	537	10,953
Rockwell Automation, Inc.	235	41,962
Schneider Electric SE	198	15,386
Sensata Technologies Holding PLC (c)	858	43,526
Vestas Wind Systems A/S	152	12,664

		407,061

Industrial Conglomerates - 0.1%
3M Co.	284	58,899
CK Hutchison Holdings Ltd.	1,184	12,598
DCC PLC	173	14,968
General Electric Co.	1,596	16,582
Honeywell International, Inc.	378	58,239
Jardine Matheson Holdings Ltd.	200	13,698
Jardine Strategic Holdings Ltd.	300	11,817
Keihan Holdings Co., Ltd.	400	16,568
Keppel Corp., Ltd.	2,400	10,916
NWS Holdings Ltd.	5,257	12,737
Roper Technologies, Inc.	184	59,552
Sembcorp Industries Ltd.	4,900	9,485
Siemens AG	118	12,891
Smiths Group PLC	1,381	26,228
Toshiba Corp.	200	6,267

		341,445

Machinery - 0.5%
AGCO Corp.	496	33,520
Alfa Laval AB	849	18,553
Alstom SA	518	22,509
Amada Holdings Co., Ltd.	900	9,475
ANDRITZ AG	354	17,670
Atlas Copco AB-Class A	436	11,817
Atlas Copco AB-Class B SHS	520	13,049
Caterpillar, Inc.	323	44,361
CNH Industrial NV	1,193	12,907
Cummins, Inc.	221	34,054
Deere & Co.	289	47,407
Dover Corp.	428	38,747

Company	Shares	U.S. $ Value
FANUC Corp.	100	$16,567
Flowserve Corp.	599	26,602
Fortive Corp.	674	54,978
GEA Group AG	378	9,042
Hino Motors Ltd.	900	8,291
Hitachi Construction Machinery Co., Ltd.	400	10,001
Hoshizaki Corp.	100	6,784
IHI Corp.	200	5,279
Illinois Tool Works, Inc.	349	50,284
IMI PLC	1,187	14,872
Ingersoll-Rand PLC	469	49,508
JTEKT Corp.	700	8,722
Kawasaki Heavy Industries Ltd.	300	7,730
Komatsu Ltd.	400	9,822
Kone Oyj-Class B	326	15,928
Kubota Corp.	700	9,441
Kurita Water Industries Ltd.	400	10,098
Makita Corp.	300	10,671
MAN SE	62	6,362
Metso Oyj	392	13,281
Middleby Corp. (The) (c)	251	30,770
MINEBEA MITSUMI, Inc.	500	8,047
MISUMI Group, Inc.	500	12,162
Mitsubishi Heavy Industries Ltd.	300	12,234
Nabtesco Corp.	400	10,605
NGK Insulators Ltd.	600	9,170
NSK Ltd.	600	5,534
PACCAR, Inc.	502	34,036
Parker-Hannifin Corp.	211	37,170
Pentair PLC	481	20,462
Sandvik AB	907	14,867
Schindler Holding AG	78	17,606
Schindler Holding AG (REG)	81	17,944
SKF AB-Class B	706	11,857
Snap-on, Inc.	233	37,280
Stanley Black & Decker, Inc.	329	43,569
Sumitomo Heavy Industries Ltd.	400	13,743
THK Co., Ltd.	400	9,868
Volvo AB-Class B	910	13,384
WABCO Holdings, Inc. (c)	273	37,546
Wabtec Corp. (d)	458	33,522
Wartsila Oyj Abp	732	11,884
Weir Group PLC (The)	503	10,940
Xylem, Inc./NY	796	60,138
Yangzijiang Shipbuilding Holdings Ltd.	12,600	13,293
Zardoya Otis SA	1,731	14,464

		1,190,427

Marine - 0.0%
AP Moller-Maersk A/S-Class A	10	12,862
AP Moller-Maersk A/S-Class B	9	12,108
Mitsui OSK Lines Ltd.	300	7,063
Nippon Yusen KK	500	7,909

		39,942

Professional Services - 0.3%
Adecco Group AG	233	12,069
Bureau Veritas SA	963	23,000
Capita PLC (c)	1,612	2,651

Company	Shares	U.S. $ Value
CoStar Group, Inc. (c)	287	$131,311
Equifax, Inc.	383	41,942
Experian PLC	1,125	29,267
Intertek Group PLC	254	17,139
ManpowerGroup, Inc.	340	28,645
Nielsen Holdings PLC	827	21,668
Randstad NV	258	13,758
Recruit Holdings Co., Ltd.	600	16,821
RELX PLC	1,139	26,145
RELX PLC (London)	1,122	25,756
Robert Half International, Inc.	701	47,801
SEEK Ltd.	867	11,332
SGS SA	10	25,462
Thomson Reuters Corp.	1,197	65,092
Verisk Analytics, Inc.-Class A (c)	637	80,536
Wolters Kluwer NV	490	32,289

		652,684

Road & Rail - 0.3%
AMERCO	94	36,151
Aurizon Holdings Ltd.	2,894	9,285
Canadian National Railway Co.	661	56,720
Canadian Pacific Railway Ltd.	280	57,858
Central Japan Railway Co.	84	18,850
ComfortDelGro Corp., Ltd.	6,300	11,119
CSX Corp.	526	38,224
DSV A/S	295	24,537
East Japan Railway Co.	200	19,157
Garrett Motion, Inc. (c) (d)	37	619
Hankyu Hanshin Holdings, Inc.	300	10,891
JB Hunt Transport Services, Inc.	438	47,160
Kansas City Southern	333	36,177
Keikyu Corp.	500	8,300
Keio Corp.	200	11,752
Keisei Electric Railway Co., Ltd.	400	13,657
Kintetsu Group Holdings Co., Ltd.	300	13,555
MTR Corp., Ltd.	3,000	17,238
Nagoya Railroad Co., Ltd.	400	11,020
Nippon Express Co., Ltd.	200	11,828
Norfolk Southern Corp.	311	55,762
Odakyu Electric Railway Co., Ltd.	600	14,022
Seibu Holdings, Inc.	600	10,683
Tobu Railway Co., Ltd.	400	11,175
Tokyu Corp.	1,000	16,951
Union Pacific Corp.	324	54,335
West Japan Railway Co.	218	16,427

		633,453

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	560	14,863
Brenntag AG	322	15,987
Bunzl PLC	677	21,301
Fastenal Co.	755	47,520
Ferguson PLC	296	20,450
Finning International, Inc.	1,846	34,411
ITOCHU Corp.	1,000	17,963
Marubeni Corp.	2,200	15,718
Mitsubishi Corp.	600	16,943
Mitsui & Co., Ltd.	1,100	17,313

Company	Shares	U.S. $ Value
Rexel SA	970	$12,081
Sumitomo Corp.	1,000	14,387
Toyota Tsusho Corp.	400	12,744
Travis Perkins PLC	782	14,890
United Rentals, Inc. (c)	195	26,245
WW Grainger, Inc.	196	59,735

		362,551

Transportation Infrastructure - 0.1%
Aena SME SA (b)	131	23,363
Aeroports de Paris	132	25,607
Atlantia SpA	613	14,904
Auckland International Airport Ltd.	2,334	12,341
Fraport AG Frankfurt Airport Services Worldwide	264	21,213
Getlink SE	1,705	25,167
Hutchison Port Holdings Trust	27,300	6,275
Japan Airport Terminal Co., Ltd.	300	11,942
Kamigumi Co., Ltd.	500	11,615
Macquarie Infrastructure Corp.	570	23,307
Mitsubishi Logistics Corp.	500	12,604
SATS Ltd.	2,900	10,982
Sydney Airport	2,782	14,215
Transurban Group	1,991	17,616

		231,151

		7,275,319

Health Care - 3.0%
Biotechnology - 0.3%
AbbVie, Inc.	784	62,124
Alexion Pharmaceuticals, Inc. (c)	232	31,397
Alkermes PLC (c)	331	11,012
Amgen, Inc.	320	60,826
Biogen, Inc. (c)	169	55,434
BioMarin Pharmaceutical, Inc. (c)	341	31,802
Celgene Corp. (c)	350	29,092
CSL Ltd.	450	61,674
Genmab A/S (c)	279	48,151
Gilead Sciences, Inc.	703	45,709
Grifols SA	2,271	58,985
Idorsia Ltd. (c)	213	3,631
Incyte Corp. (c)	189	16,297
Regeneron Pharmaceuticals, Inc. (c)	66	28,429
Seattle Genetics, Inc. (c)	303	22,507
United Therapeutics Corp. (c)	217	27,405
Vertex Pharmaceuticals, Inc. (c)	246	46,432

		640,907

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,269	98,500
Align Technology, Inc. (c)	301	77,950
Arjo AB-Class B	2,759	10,130
Baxter International, Inc.	1,040	77,719
Becton Dickinson and Co.	362	90,062
Boston Scientific Corp. (c)	1,769	70,972

Company	Shares	U.S. $ Value
Cochlear Ltd.	378	$45,738
Coloplast A/S-Class B	742	73,998
Cooper Cos., Inc. (The)	246	70,354
CYBERDYNE, Inc. (c)	3,000	17,724
Danaher Corp.	776	98,567
DENTSPLY SIRONA, Inc.	989	41,301
DexCom, Inc. (c)	430	59,912
Edwards Lifesciences Corp. (c)	320	54,173
Getinge AB-Class B	2,759	32,584
Hologic, Inc. (c)	1,129	53,232
Hoya Corp.	800	48,910
IDEXX Laboratories, Inc. (c)	330	69,640
Intuitive Surgical, Inc. (c)	183	100,213
Koninklijke Philips NV	479	19,060
Medtronic PLC	683	61,811
Olympus Corp.	900	39,966
ResMed, Inc.	778	79,691
Smith & Nephew PLC	4,175	79,328
Sonova Holding AG	433	80,793
Stryker Corp.	486	91,616
Sysmex Corp.	700	42,331
Teleflex, Inc.	270	78,257
Terumo Corp.	1,000	61,426
Varian Medical Systems, Inc. (c)	475	63,821
William Demant Holding A/S (c)	2,432	73,000
Zimmer Biomet Holdings, Inc.	375	46,545

		2,009,324

Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	2,100	60,908
AmerisourceBergen Corp.-Class A	482	40,151
Anthem, Inc.	274	82,400
Cardinal Health, Inc.	702	38,147
Centene Corp. (c)	956	58,211
Cigna Corp. (c)	492	85,824
Covetrus, Inc. (c)	280	10,018
CVS Health Corp.	1,161	67,141
DaVita, Inc. (c)	632	35,961
Fresenius Medical Care AG & Co. KGaA	755	59,026
Fresenius SE & Co. KGaA	693	38,934
HCA Healthcare, Inc.	514	71,466
Healthscope Ltd.	25,489	45,012
Henry Schein, Inc. (c)	702	41,629
Humana, Inc.	169	48,172
Laboratory Corp. of America Holdings (c)	407	60,334
McKesson Corp.	241	30,645
Mediclinic International PLC	5,230	22,074
Medipal Holdings Corp.	2,200	51,350
MEDNAX, Inc. (c)	637	20,964
Miraca Holdings, Inc.	900	24,140
Patterson Cos., Inc.	1,039	23,429
Quest Diagnostics, Inc.	556	48,122
Ramsay Health Care Ltd.	768	35,311
Ryman Healthcare Ltd.	6,840	51,144
Sonic Healthcare Ltd.	2,611	44,728
Suzuken Co., Ltd./Aichi Japan	1,300	71,192

Company	Shares	U.S. $ Value
UnitedHealth Group, Inc.	310	$75,088
Universal Health Services, Inc.-Class B	362	50,256

		1,391,777

Health Care Technology - 0.0%
Cerner Corp. (c)	701	39,221
M3, Inc.	3,000	49,625

		88,846

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	816	64,823
Eurofins Scientific SE	116	48,808
Illumina, Inc. (c)	183	57,237
IQVIA Holdings, Inc. (c)	646	90,505
Lonza Group AG (c)	278	77,203
Mettler-Toledo International, Inc. (c)	105	71,495
QIAGEN NV (c)	1,521	58,172
Thermo Fisher Scientific, Inc.	346	89,811
Waters Corp. (c)	286	69,275

		627,329

Pharmaceuticals - 0.9%
Allergan PLC	688	94,744
Astellas Pharma, Inc.	3,100	48,064
AstraZeneca PLC	729	59,408
Bausch Health Cos., Inc. (c)	834	19,811
Bayer AG	526	42,023
Bristol-Myers Squibb Co.	870	44,944
Chugai Pharmaceutical Co., Ltd.	1,000	68,068
Daiichi Sankyo Co., Ltd.	2,000	74,931
Eisai Co., Ltd.	700	57,851
Eli Lilly & Co.	693	87,519
GlaxoSmithKline PLC	3,649	72,727
Hikma Pharmaceuticals PLC	2,641	58,462
Hisamitsu Pharmaceutical Co., Inc.	800	39,564
Jazz Pharmaceuticals PLC (c)	223	31,227
Johnson & Johnson	554	75,699
Kyowa Hakko Kirin Co., Ltd.	2,200	42,043
Mallinckrodt PLC (c)	476	11,881
Merck & Co., Inc.	863	70,153
Merck KGaA	536	55,389
Mitsubishi Tanabe Pharma Corp.	1,800	25,964
Mylan NV (c)	1,027	27,102
Novartis AG	923	84,117
Novo Nordisk A/S-Class B	1,284	62,949
Ono Pharmaceutical Co., Ltd.	1,900	39,075
Orion Oyj-Class B	948	33,845
Otsuka Holdings Co., Ltd.	900	37,556
Perrigo Co. PLC	428	20,844
Pfizer, Inc.	2,016	87,394
Roche Holding AG	268	74,376
Sanofi	604	50,367
Santen Pharmaceutical Co., Ltd.	3,000	46,880
Shionogi & Co., Ltd.	700	44,793
Sumitomo Dainippon Pharma Co., Ltd.	2,600	64,263
Taisho Pharmaceutical Holdings Co., Ltd.	500	50,794

Company	Shares	U.S. $ Value
Takeda Pharmaceutical Co., Ltd.	1,000	$40,243
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR) (c)	1,184	23,751
UCB SA	558	46,750
Vifor Pharma AG	380	47,447
Zoetis, Inc.	996	93,853

		2,056,871

		6,815,054

Consumer Staples - 2.7%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	336	26,248
Asahi Group Holdings Ltd.	900	38,962
Brown-Forman Corp.-Class B	1,553	76,858
Carlsberg A/S-Class B	434	52,582
Coca-Cola Amatil Ltd.	5,133	29,025
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	30,967
Coca-Cola Co. (The)	2,349	106,504
Coca-Cola European Partners PLC (c)	1,012	47,448
Coca-Cola HBC AG (c)	1,304	43,859
Constellation Brands, Inc.-Class A	321	54,300
Diageo PLC	1,525	59,054
Heineken Holding NV	450	43,484
Heineken NV	502	50,531
Keurig Dr Pepper, Inc.	924	23,239
Kirin Holdings Co., Ltd.	1,800	40,332
Molson Coors Brewing Co.-Class B	775	47,786
Monster Beverage Corp. (c)	1,264	80,681
PepsiCo, Inc.	845	97,716
Pernod Ricard SA	347	59,721
Remy Cointreau SA	337	43,896
Suntory Beverage & Food Ltd.	800	35,242
Treasury Wine Estates Ltd.	645	6,852

		1,095,287

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	2,800	59,078
Alimentation Couche-Tard, Inc.-Class B	1,687	95,083
Carrefour SA	1,249	25,556
Casino Guichard Perrachon SA	448	23,690
Coles Group Ltd. (c)	1,156	9,291
Colruyt SA	915	65,262
Costco Wholesale Corp.	505	110,464
Distribuidora Internacional de Alimentacion SA	6,300	4,086
Empire Co., Ltd.-Class A	3,731	86,673
FamilyMart UNY Holdings Co., Ltd.	2,400	68,621
George Weston Ltd.	1,283	91,451
ICA Gruppen AB	1,334	51,260
J Sainsbury PLC	10,711	32,547
Jeronimo Martins SGPS SA	2,095	31,533
Koninklijke Ahold Delhaize NV	1,925	49,612
Kroger Co. (The)	1,741	51,064
Lawson, Inc.	700	42,385
Loblaw Cos., Ltd.	1,937	96,471
METRO AG	963	16,159
Metro, Inc.	3,499	131,510
Rite Aid Corp. (c)(d)	1,822	1,348

Company	Shares	U.S. $ Value
Seven & i Holdings Co., Ltd.	900	$39,611
Sundrug Co., Ltd.	900	27,589
Sysco Corp.	1,355	91,530
Tesco PLC	14,259	42,786
Tsuruha Holdings, Inc.	300	26,633
Walgreens Boots Alliance, Inc.	793	56,454
Walmart, Inc.	1,159	114,729
Wm Morrison Supermarkets PLC	13,410	40,967
Woolworths Group Ltd.	2,044	41,628

		1,625,071

Food Products - 0.8%
Ajinomoto Co., Inc.	1,500	22,723
Archer-Daniels-Midland Co.	1,514	64,345
Aryzta AG (c)	6,292	7,187
Associated British Foods PLC	933	27,791
Barry Callebaut AG	33	56,765
Bunge Ltd.	891	47,294
Calbee, Inc.	900	24,986
Campbell Soup Co.	1,279	46,070
Chocoladefabriken Lindt & Spruengli AG	9	58,476
Chocoladefabriken Lindt & Spruengli AG (REG)	1	73,944
Conagra Brands, Inc.	1,969	46,016
Danone SA	580	43,807
General Mills, Inc.	1,305	61,505
Golden Agri-Resources Ltd.	132,000	26,740
Hershey Co. (The)	758	83,895
Hormel Foods Corp. (d)	1,930	83,685
Ingredion, Inc.	628	58,059
JM Smucker Co. (The)	614	65,029
Kellogg Co.	1,053	59,242
Kerry Group PLC-Class A	503	51,741
Kikkoman Corp.	1,200	59,855
Kraft Heinz Co. (The)	886	29,406
Marine Harvest ASA (c)	1,945	44,885
McCormick & Co., Inc./MD	900	122,382
MEIJI Holdings Co., Ltd.	400	31,714
Mondelez International, Inc.-Class A	1,174	55,366
Nestle SA	608	54,996
NH Foods Ltd.	500	18,257
Nisshin Seifun Group, Inc.	2,500	53,723
Nissin Foods Holdings Co., Ltd.	600	41,737
Orkla ASA	3,826	30,157
Saputo, Inc.	2,289	74,604
Tate & Lyle PLC	4,685	43,126
Toyo Suisan Kaisha Ltd.	900	33,439
Tyson Foods, Inc.-Class A	1,060	65,360
WH Group Ltd. (b)	40,500	35,914
Wilmar International Ltd.	13,700	32,357
Yakult Honsha Co., Ltd.	500	33,600
Yamazaki Baking Co., Ltd.	1,800	30,891

		1,901,069

Household Products - 0.4%
Church & Dwight Co., Inc.	1,639	107,846
Clorox Co. (The)	669	105,722
Colgate-Palmolive Co.	1,207	79,505
Edgewell Personal Care Co. (c)	667	29,588

Company	Shares	U.S. $ Value
Essity AB-Class B	1,288	$35,942
Henkel AG & Co. KGaA	338	31,781
Henkel AG & Co. KGaA (Preference Shares)	356	35,575
Kimberly-Clark Corp.	706	82,482
Lion Corp.	1,800	36,925
Procter & Gamble Co. (The)	1,192	117,472
Reckitt Benckiser Group PLC	499	38,111
Spectrum Brands Holdings, Inc. (d)	551	29,848
Unicharm Corp.	1,300	41,409

		772,206

Personal Products - 0.2%
Beiersdorf AG	471	43,682
Coty, Inc.-Class A	2,104	23,144
Estee Lauder Cos., Inc. (The)-Class A	855	134,184
Kao Corp.	500	37,909
Kose Corp.	300	48,699
L’Oreal SA	228	57,504
Pola Orbis Holdings, Inc.	1,400	39,438
Shiseido Co., Ltd.	900	59,528
Unilever NV	860	46,575
Unilever PLC	811	43,176

		533,839

Tobacco - 0.1%
Altria Group, Inc.	1,060	55,555
British American Tobacco PLC	579	21,228
British American Tobacco PLC (Sponsored ADR)	643	23,624
Imperial Brands PLC	987	32,889
Japan Tobacco, Inc.	1,099	27,989
Philip Morris International, Inc.	715	62,162
Swedish Match AB	1,345	63,036

		286,483

		6,213,955

Consumer Discretionary - 2.3%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	11,783
Aptiv PLC	302	25,099
Autoliv, Inc. (d)	287	23,479
BorgWarner, Inc.	633	25,706
Bridgestone Corp.	500	19,806
Cie Generale des Etablissements Michelin SCA-Class B	199	23,855
Continental AG	107	17,525
Delphi Technologies PLC	100	2,181
Denso Corp.	400	17,232
Goodyear Tire & Rubber Co. (The)	816	16,141
Koito Manufacturing Co., Ltd.	300	17,359
Lear Corp.	199	30,262
Linamar Corp.	630	24,775
Magna International, Inc.-Class A	729	38,468
NGK Spark Plug Co., Ltd.	700	14,935
NOK Corp.	700	11,313
Nokian Renkaat Oyj	578	20,456
Schaeffler AG (Preference Shares)	1,288	11,808
Stanley Electric Co., Ltd.	500	14,434
Sumitomo Electric Industries Ltd.	900	12,564

Company	Shares	U.S. $ Value
Sumitomo Rubber Industries Ltd.	800	$10,312
Toyoda Gosei Co., Ltd.	600	13,636
Toyota Industries Corp.	300	15,454
Valeo SA	282	8,867
Veoneer, Inc. (c)	287	8,771
Yokohama Rubber Co., Ltd. (The)	700	14,328

		450,549

Automobiles - 0.2%
Bayerische Motoren Werke AG	252	21,302
Bayerische Motoren Werke AG (Preference Shares)	288	21,295
Daimler AG	349	20,895
Ferrari NV	303	38,985
Fiat Chrysler Automobiles NV (c)	1,290	19,063
Ford Motor Co.	2,754	24,152
General Motors Co.	869	34,308
Harley-Davidson, Inc.	457	16,964
Honda Motor Co., Ltd.	700	19,768
Isuzu Motors Ltd.	1,200	17,249
Mazda Motor Corp.	1,000	11,780
Mitsubishi Motors Corp.	2,200	12,406
Nissan Motor Co., Ltd.	2,100	18,197
Peugeot SA	996	25,324
Porsche Automobil Holding SE (Preference Shares)	377	25,069
Renault SA	203	13,911
Subaru Corp.	400	10,192
Suzuki Motor Corp.	300	15,405
Tesla, Inc. (c)	54	17,273
Toyota Motor Corp.	300	18,129
Volkswagen AG	151	26,703
Volkswagen AG (Preference Shares)	138	23,663
Yamaha Motor Co., Ltd.	600	12,222

		464,255

Distributors - 0.0%
Genuine Parts Co.	435	47,319
Jardine Cycle & Carriage Ltd.	400	9,838
LKQ Corp. (c)	877	24,293

		81,450

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	400	10,871
H&R Block, Inc.	830	20,044

		30,915

Hotels, Restaurants & Leisure - 0.5%
Accor SA	515	21,740
Aramark	1,174	35,572
Aristocrat Leisure Ltd.	960	16,769
Carnival Corp.	557	32,172
Carnival PLC	409	22,932
Chipotle Mexican Grill, Inc.-Class A (c)	57	34,629
Compass Group PLC	1,758	38,825
Crown Resorts Ltd.	1,793	14,593
Darden Restaurants, Inc.	368	41,256

Company	Shares	U.S. $ Value
Domino’s Pizza Enterprises Ltd.	317	$9,300
Domino’s Pizza, Inc.	151	37,892
Flight Centre Travel Group Ltd.	539	17,510
Galaxy Entertainment Group Ltd.	3,000	21,275
Genting Singapore Ltd.	17,400	13,118
Hilton Worldwide Holdings, Inc.	532	44,209
InterContinental Hotels Group PLC	470	28,103
Las Vegas Sands Corp.	477	29,302
Marriott International, Inc./MD-Class A	350	43,845
McDonald’s Corp.	324	59,564
McDonald’s Holdings Co. Japan Ltd.	400	17,921
Melco Resorts & Entertainment Ltd. (ADR)	460	10,598
Merlin Entertainments PLC (b)	4,383	21,039
MGM China Holdings Ltd.	6,400	13,448
MGM Resorts International	769	20,571
Norwegian Cruise Line Holdings Ltd. (c)	485	26,932
Oriental Land Co., Ltd./Japan	300	32,990
Paddy Power Betfair PLC	223	18,035
Restaurant Brands International, Inc.	668	42,244
Royal Caribbean Cruises Ltd.	277	32,819
Sands China Ltd.	3,600	17,957
Shangri-La Asia Ltd.	10,000	14,203
SJM Holdings Ltd.	16,000	18,021
Sodexo SA	224	24,608
Starbucks Corp.	666	46,793
Tabcorp Holdings Ltd.	8,286	27,776
TUI AG	1,641	17,412
Whitbread PLC	504	32,451
William Hill PLC	6,112	15,216
Wyndham Destinations, Inc.	277	12,473
Wyndham Hotels & Resorts, Inc.	277	14,562
Wynn Macau Ltd.	6,800	16,799
Wynn Resorts Ltd.	179	22,651
Yum! Brands, Inc.	630	59,535

		1,139,660

Household Durables - 0.3%
Auto Trader Group PLC (b)	4,579	28,907
Barratt Developments PLC	2,559	20,307
Berkeley Group Holdings PLC	550	28,807
Casio Computer Co., Ltd.	900	12,244
DR Horton, Inc.	836	32,512
Electrolux AB-Class B	748	19,552
Garmin Ltd.	605	50,802
Husqvarna AB-Class B	2,521	20,639
Iida Group Holdings Co., Ltd.	900	16,445
Leggett & Platt, Inc.	679	30,840
Lennar Corp.-Class A	555	26,629
Lennar Corp.-Class B	11	423
Mohawk Industries, Inc. (c)	156	21,235
Newell Brands, Inc.	610	9,900
Nikon Corp.	1,200	18,193
Panasonic Corp.	1,400	12,938
Persimmon PLC	763	24,644
PulteGroup, Inc.	1,261	34,047
Rinnai Corp.	200	13,454
SEB SA	162	27,867
Sekisui Chemical Co., Ltd.	800	12,586
Sekisui House Ltd.	1,100	16,561

Company	Shares	U.S. $ Value
Sharp Corp./Japan	200	$2,349
Sony Corp.	500	24,008
Taylor Wimpey PLC	9,372	22,531
Techtronic Industries Co., Ltd.	3,500	23,381
Toll Brothers, Inc.	690	24,564
Whirlpool Corp.	167	23,632

		599,997

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (c)	29	47,555
Booking Holdings, Inc. (c)	17	28,850
eBay, Inc.	1,712	63,601
Expedia Group, Inc.	215	26,512
MercadoLibre, Inc. (c)	134	61,478
Qurate Retail, Inc. (c)	1,207	21,738
Rakuten, Inc.	1,299	10,238
Zalando SE (b)(c)	491	18,110
ZOZO, Inc.	600	11,319

		289,401

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	400	17,034
Hasbro, Inc.	367	31,158
Mattel, Inc. (c)(d)	1,058	15,257
Polaris Industries, Inc.	248	21,137
Sankyo Co., Ltd.	400	14,751
Sega Sammy Holdings, Inc.	1,100	12,818
Shimano, Inc.	100	15,211
Yamaha Corp.	400	19,727

		147,093

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd.-Class A	300	33,102
Dollar General Corp.	382	45,252
Dollar Tree, Inc. (c)	304	29,284
Dollarama, Inc.	1,356	36,704
Harvey Norman Holdings Ltd.	3,556	9,089
Isetan Mitsukoshi Holdings Ltd.	1,500	14,934
J Front Retailing Co., Ltd.	1,000	11,091
Kohl’s Corp.	485	32,752
Macy’s, Inc.	699	17,328
Marks & Spencer Group PLC	4,897	17,697
Marui Group Co., Ltd.	900	15,858
Next PLC	400	26,977
Nordstrom, Inc.	496	23,451
Pan Pacific International Holdings Corp.	400	23,913
Ryohin Keikaku Co., Ltd.	100	23,659
Takashimaya Co., Ltd.	1,000	13,181
Target Corp.	562	40,824
Wesfarmers Ltd.	1,156	27,252

		442,348

Specialty Retail - 0.3%
ABC-Mart, Inc.	300	17,188
Advance Auto Parts, Inc.	173	27,988
AutoNation, Inc. (c)	587	20,698

Company	Shares	U.S. $ Value
AutoZone, Inc. (c)	47	$44,132
Bed Bath & Beyond, Inc.	660	11,042
Best Buy Co., Inc.	397	27,329
CarMax, Inc. (c)	276	17,140
CECONOMY AG (c)	963	5,422
Dick’s Sporting Goods, Inc.	553	21,600
Dixons Carphone PLC	4,868	8,557
Dufry AG (c)	127	12,864
Foot Locker, Inc.	407	24,225
Gap, Inc. (The)	852	21,641
Hennes & Mauritz AB-Class B	936	14,187
Hikari Tsushin, Inc.	100	17,933
Home Depot, Inc. (The)	245	45,359
Industria de Diseno Textil SA	757	22,851
Kingfisher PLC	6,282	20,192
L Brands, Inc.	409	10,691
Lowe’s Cos., Inc.	362	38,043
Nitori Holdings Co., Ltd.	100	12,491
O’Reilly Automotive, Inc. (c)	119	44,263
Ross Stores, Inc.	451	42,768
Shimamura Co., Ltd.	100	8,458
Signet Jewelers Ltd.	287	8,067
Tiffany & Co.	315	29,938
TJX Cos., Inc. (The)	1,056	54,162
Tractor Supply Co.	570	54,349
Ulta Salon Cosmetics & Fragrance, Inc. (c)	91	28,437
USS Co., Ltd.	700	12,772
Yamada Denki Co., Ltd.	3,500	16,906

		741,693

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	138	33,499
Asics Corp.	900	12,029
Burberry Group PLC	981	24,595
Capri Holdings Ltd. (c)	474	21,614
Christian Dior SE	102	45,290
Cie Financiere Richemont SA	285	21,775
EssilorLuxottica SA	493	59,665
Gildan Activewear, Inc.	1,287	46,025
Hanesbrands, Inc.	1,331	24,743
Hermes International	67	42,429
HUGO BOSS AG	261	19,303
Kering SA	75	40,917
Li & Fung Ltd.	38,000	6,640
Lululemon Athletica, Inc. (c)	362	54,452
Luxottica Group SpA	509	28,355
LVMH Moet Hennessy Louis Vuitton SE	90	30,887
NIKE, Inc.-Class B	676	57,954
Pandora A/S	240	12,594
Puma SE	6	3,382
PVH Corp.	229	26,298
Ralph Lauren Corp.	379	47,440
Swatch Group AG (The)	56	16,536
Swatch Group AG (The) (REG)	301	17,184
Tapestry, Inc.	597	20,859
Under Armour, Inc.-Class A (c)	1,122	25,301
Under Armour, Inc.-Class C (c)	1,242	24,939
VF Corp.	576	50,319

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	3,500	$11,776

		826,800

		5,214,161

Materials - 2.2%
Chemicals - 1.2%
Air Liquide SA	407	50,732
Air Products & Chemicals, Inc.	522	94,576
Air Water, Inc.	1,200	19,234
Akzo Nobel	408	36,989
Albemarle Corp.	546	49,844
Arkema SA	294	29,628
Asahi Kasei Corp.	3,000	32,802
Axalta Coating Systems Ltd. (c)	2,149	57,443
BASF SE	444	33,796
Celanese Corp.-Class A	722	73,853
CF Industries Holdings, Inc.	1,192	50,302
Chr Hansen Holding A/S	469	47,737
Covestro AG (b)	458	26,077
Croda International PLC	648	41,343
Daicel Corp.	1,800	18,966
DowDuPont, Inc.	2,104	111,996
Eastman Chemical Co.	794	65,656
Ecolab, Inc.	833	140,702
EMS-Chemie Holding AG	47	27,098
Evonik Industries AG	1,232	34,696
FMC Corp.	742	66,409
FUCHS PETROLUB SE (Preference Shares)	915	40,855
Givaudan SA	25	62,484
Hitachi Chemical Co., Ltd.	800	14,561
Incitec Pivot Ltd.	7,237	17,301
International Flavors & Fragrances, Inc.	533	67,957
Johnson Matthey PLC	1,127	46,248
JSR Corp.	1,300	21,619
K&S AG	1,009	19,222
Kaneka Corp.	600	23,531
Kansai Paint Co., Ltd.	1,000	18,434
Koninklijke DSM NV	642	69,056
Kuraray Co., Ltd.	1,400	18,822
LANXESS AG	442	23,927
Linde AG	192	42,564
Linde PLC	436	75,533
LyondellBasell Industries NV-Class A	645	55,160
Methanex Corp.	1,103	62,084
Mitsubishi Chemical Holdings Corp.	3,200	23,665
Mitsubishi Gas Chemical Co., Inc.	1,100	16,843
Mitsui Chemicals, Inc.	800	19,521
Mosaic Co. (The)	2,007	62,759
Nippon Paint Holdings Co., Ltd.	600	23,133
Nissan Chemical Corp.	600	30,330
Nitto Denko Corp.	300	16,068
Novozymes A/S-Class B	559	25,384
Nutrien Ltd.	3,184	173,312
Orica Ltd.	1,553	19,455
PPG Industries, Inc.	660	73,900
Sherwin-Williams Co. (The)	231	100,069
Shin-Etsu Chemical Co., Ltd.	300	25,081
Sika AG	360	48,628
Solvay SA	330	36,919

Company	Shares	U.S. $ Value
Sumitomo Chemical Co., Ltd.	4,000	$19,889
Symrise AG	710	62,572
Taiyo Nippon Sanso Corp.	2,100	29,774
Teijin Ltd.	1,100	18,472
Toray Industries, Inc.	2,500	17,369
Umicore SA	1,130	48,786
WR Grace & Co.	870	67,573
Yara International ASA	866	36,418

		2,785,157

Construction Materials - 0.1%
Boral Ltd.	4,494	15,859
CRH PLC	1,075	34,072
Fletcher Building Ltd. (c)	6,320	21,048
HeidelbergCement AG	356	26,194
Imerys SA	563	32,001
James Hardie Industries PLC	1,450	18,122
LafargeHolcim Ltd. (c)	595	29,403
Martin Marietta Materials, Inc.	237	44,509
Taiheiyo Cement Corp.	700	23,952
Vulcan Materials Co.	393	43,804

		288,964

Containers & Packaging - 0.3%
Amcor Ltd./Australia	2,606	27,808
Avery Dennison Corp.	978	105,663
Ball Corp.	1,802	98,714
CCL Industries, Inc.-Class B	1,790	73,126
Crown Holdings, Inc. (c)	1,332	72,314
International Paper Co.	1,270	58,192
Packaging Corp. of America	678	64,810
Sealed Air Corp.	1,509	65,823
Toyo Seikan Group Holdings Ltd.	2,000	42,308
Westrock Co.	1,050	39,249

		648,007

Metals & Mining - 0.5%
Agnico Eagle Mines Ltd.	888	37,768
Alumina Ltd.	11,360	20,507
Anglo American PLC	1,415	37,528
Antofagasta PLC	2,036	25,228
ArcelorMittal	987	22,613
Barrick Gold Corp. (London)	1,911	25,296
Barrick Gold Corp. (Toronto)	2,364	29,821
BHP Group Ltd.	1,146	30,268
BHP Group PLC	1,449	33,611
Boliden AB	977	26,710
Eldorado Gold Corp. (c)	1,427	6,192
First Quantum Minerals Ltd.	3,202	36,717
Fortescue Metals Group Ltd.	2,635	11,268
Franco-Nevada Corp.	739	55,674
Freeport-McMoRan, Inc.	2,604	33,592
Fresnillo PLC	1,276	14,514
Glencore PLC (c)	5,705	22,985
Goldcorp, Inc.	3,213	33,938
Hitachi Metals Ltd.	1,600	16,332
JFE Holdings, Inc.	1,300	22,725
Kinross Gold Corp. (c)	6,730	22,451

Company	Shares	U.S. $ Value
Kobe Steel Ltd.	2,300	$18,218
Maruichi Steel Tube Ltd.	700	21,103
Mitsubishi Materials Corp.	800	21,977
Newcrest Mining Ltd.	981	16,871
Newmont Mining Corp.	1,386	47,290
Nippon Steel & Sumitomo Metal Corp.	1,200	21,643
Norsk Hydro ASA	4,362	18,003
Nucor Corp.	910	55,119
Rio Tinto Ltd.	439	29,921
Rio Tinto PLC	669	38,432
South32 Ltd.	7,874	22,011
Sumitomo Metal Mining Co., Ltd.	1,000	29,318
Teck Resources Ltd.-Class B	2,652	59,430
thyssenkrupp AG	1,007	15,074
Turquoise Hill Resources Ltd. (c)	6,412	11,061
voestalpine AG	636	19,662
Wheaton Precious Metals Corp.	1,870	40,670
Yamana Gold, Inc.	7,199	18,709

		1,070,250

Paper & Forest Products - 0.1%
Mondi PLC	1,889	43,244
Oji Holdings Corp.	5,000	29,867
Stora Enso Oyj-Class R	2,477	33,177
Svenska Cellulosa AB SCA-Class B	1,288	11,868
UPM-Kymmene Oyj	1,348	40,647
West Fraser Timber Co., Ltd.	1,065	52,418

		211,221

		5,003,599

Utilities - 2.1%
Electric Utilities - 1.1%
Alliant Energy Corp.	1,649	75,640
American Electric Power Co., Inc.	1,054	85,532
AusNet Services	25,318	31,200
Chubu Electric Power Co., Inc.	2,200	34,650
Chugoku Electric Power Co., Inc. (The)	2,700	35,089
CK Infrastructure Holdings Ltd.	4,000	33,333
CLP Holdings Ltd.	5,000	59,246
Contact Energy Ltd.	9,286	40,038
Duke Energy Corp.	865	77,556
Edison International	797	47,732
EDP-Energias de Portugal SA	18,050	66,180
Electricite de France SA	3,570	51,830
Emera, Inc.	2,500	88,947
Endesa SA	3,408	85,848
Enel SpA	10,639	64,336
Entergy Corp.	880	82,130
Evergy, Inc.	973	54,401
Eversource Energy	1,141	79,653
Exelon Corp.	1,491	72,448
FirstEnergy Corp.	1,915	78,036
Fortis, Inc./Canada	2,662	95,985
Fortum Oyj	4,004	88,912
HK Electric Investments & HK Electric Investments Ltd.-Class SS (b)	35,797	37,303
Hokuriku Electric Power Co. (c)	3,500	29,795
Hydro One Ltd. (b)	3,582	56,209

Company	Shares	U.S. $ Value
Iberdrola SA	7,703	$64,447
Kansai Electric Power Co., Inc. (The)	1,900	28,450
Kyushu Electric Power Co., Inc.	2,000	23,801
Mercury NZ Ltd.	14,799	37,177
NextEra Energy, Inc.	539	101,181
OGE Energy Corp.	1,973	83,892
Orsted A/S (b)	1,497	108,658
Pinnacle West Capital Corp.	753	70,586
Power Assets Holdings Ltd.	5,500	38,168
PPL Corp.	1,790	57,584
Red Electrica Corp. SA	3,748	80,976
Southern Co. (The)	1,397	69,417
SSE PLC	3,489	54,906
Terna Rete Elettrica Nazionale SpA	13,636	84,833
Tohoku Electric Power Co., Inc.	2,300	30,193
Tokyo Electric Power Co. Holdings, Inc. (c)	6,500	40,551
Xcel Energy, Inc.	1,190	65,283

		2,592,132

Gas Utilities - 0.2%
AltaGas Ltd.	3,076	41,327
APA Group	5,017	35,636
Atmos Energy Corp.	860	85,011
Hong Kong & China Gas Co., Ltd.	33,380	77,266
Naturgy Energy Group SA	2,625	71,242
Osaka Gas Co., Ltd.	2,000	41,045
Toho Gas Co., Ltd.	800	36,434
Tokyo Gas Co., Ltd.	1,200	33,080
UGI Corp.	1,317	72,303

		493,344

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,046	69,713
Electric Power Development Co., Ltd.	1,303	32,608
Meridian Energy Ltd.	16,289	40,914

		143,235

Multi-Utilities - 0.6%
AGL Energy Ltd.	1,749	26,340
Ameren Corp.	1,162	82,781
Atco Ltd./Canada-Class I	1,665	56,038
Canadian Utilities Ltd.-Class A	2,932	77,959
CenterPoint Energy, Inc.	2,121	63,927
Centrica PLC	23,244	38,439
CMS Energy Corp.	1,535	83,504
Consolidated Edison, Inc.	866	71,402
Dominion Energy, Inc.	1,315	97,428
DTE Energy Co.	687	84,886
E.ON SE	6,694	73,626
Engie SA	3,398	51,193
Innogy SE (b)	2,098	96,982
National Grid PLC	4,604	51,885
NiSource, Inc.	2,608	70,364
Public Service Enterprise Group, Inc.	1,187	69,807
RWE AG	2,734	66,703
Sempra Energy	547	65,881
Suez	3,280	41,916
United Utilities Group PLC	6,181	68,879

Company	Shares	U.S. $ Value
Veolia Environnement SA	2,624	$57,575
WEC Energy Group, Inc.	1,055	80,475

		1,477,990

Water Utilities - 0.1%
American Water Works Co., Inc.	869	88,308
Severn Trent PLC	2,353	63,027

		151,335

		4,858,036

Energy - 2.0%
Energy Equipment & Services - 0.1%
Apergy Corp. (c)	214	8,984
Baker Hughes a GE Co.-Class A	758	19,996
Core Laboratories NV	280	18,147
Halliburton Co.	747	22,926
Helmerich & Payne, Inc.	490	26,558
National Oilwell Varco, Inc.	851	23,947
Petrofac Ltd.	6,919	39,186
Saipem SpA (c)	858	4,452
Schlumberger Ltd.	606	26,700
TechnipFMC PLC	994	22,156
Tenaris SA	3,797	50,498
Weatherford International PLC (c)(d)	2,627	1,696

		265,246

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	586	25,491
Antero Resources Corp. (c)	1,271	11,007
Apache Corp.	607	20,140
ARC Resources Ltd.	2,540	19,186
BP PLC	13,599	96,407
Cabot Oil & Gas Corp.	1,013	24,940
Caltex Australia Ltd.	2,288	46,395
Cameco Corp.	2,728	31,655
Canadian Natural Resources Ltd.	1,035	29,400
Cenovus Energy, Inc.	2,621	24,020
Cheniere Energy, Inc. (c)	609	39,250
Chevron Corp.	461	55,126
China Petroleum & Chemical Corp.-Class H	470,000	405,148
China Shenhua Energy Co., Ltd.-Class H	199,000	490,357
Cimarex Energy Co.	268	19,272
Concho Resources, Inc.	241	26,510
ConocoPhillips	716	48,581
Continental Resources, Inc./OK (c)	603	26,900
Crescent Point Energy Corp.	2,365	7,638
Devon Energy Corp.	669	19,742
Diamondback Energy, Inc.	286	29,438
Enagas SA	3,496	99,579
Enbridge, Inc.	1,314	48,608
Encana Corp. (Toronto)	2,016	14,799
Encana Corp.	1,993	14,449
Eni SpA	4,936	85,125
EOG Resources, Inc.	364	34,216
EQT Corp.	539	9,767
Equinor ASA	4,590	103,238
Equitrans Midstream Corp. (c)	431	7,603

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	713	$56,348
Galp Energia SGPS SA	4,711	77,239
Hess Corp.	565	32,685
HollyFrontier Corp.	1,019	52,173
Husky Energy, Inc.	3,080	34,242
Idemitsu Kosan Co., Ltd.	1,300	46,150
Imperial Oil Ltd.	1,534	41,534
Inpex Corp.	4,500	43,649
Inter Pipeline Ltd.	3,237	52,050
JXTG Holdings, Inc.	10,100	47,183
Keyera Corp.	1,731	42,501
Kinder Morgan, Inc./DE	1,880	36,021
Koninklijke Vopak NV	1,705	83,286
Lundin Petroleum AB	2,787	91,309
Marathon Oil Corp.	1,390	23,074
Marathon Petroleum Corp.	1,407	87,248
Murphy Oil Corp.	914	26,415
Neste Oyj	1,560	149,997
Noble Energy, Inc.	924	20,467
Occidental Petroleum Corp.	693	45,842
Oil Search Ltd.	7,596	45,057
OMV AG	1,553	81,758
ONEOK, Inc.	703	45,175
Origin Energy Ltd. (c)	6,206	32,441
Parsley Energy, Inc.-Class A (c)	749	13,587
Pembina Pipeline Corp.	2,130	77,952
Peyto Exploration & Development Corp.	1,639	9,453
Phillips 66	607	58,491
Pioneer Natural Resources Co.	178	25,089
PrairieSky Royalty Ltd.	1,883	27,430
Range Resources Corp.	940	10,058
Royal Dutch Shell PLC-Class A	3,106	96,820
Royal Dutch Shell PLC-Class B	3,120	97,875
Santos Ltd.	11,768	57,757
Seven Generations Energy Ltd. (c)	1,456	10,644
Showa Shell Sekiyu KK	4,200	63,022
Snam SpA	22,765	112,375
Southwestern Energy Co. (c)	2,381	10,072
Suncor Energy, Inc.	1,483	51,118
Targa Resources Corp.	621	24,989
TOTAL SA	1,632	92,891
Tourmaline Oil Corp.	1,532	23,249
TransCanada Corp.	1,444	64,576
Valero Energy Corp.	618	50,404
Vermilion Energy, Inc.	920	23,532
Williams Cos., Inc. (The)	1,051	28,051
Woodside Petroleum Ltd.	2,048	52,483

		4,289,749

		4,554,995

Communication Services - 1.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,772	86,265
BCE, Inc.	3,032	134,832
BT Group PLC	7,665	21,861
CenturyLink, Inc.	3,838	50,623
Deutsche Telekom AG	2,256	37,188
Elisa Oyj	1,116	46,828

Company	Shares	U.S. $ Value
Eurazeo SE	605	$45,458
Frontier Communications Corp. (c)(d)	2,474	7,546
HKT Trust & HKT Ltd.-Class SS	15,000	23,428
Iliad SA	138	14,340
Inmarsat PLC	3,662	19,440
Koninklijke KPN NV	12,242	37,738
Nippon Telegraph & Telephone Corp.	600	25,934
Orange SA	2,176	33,260
PCCW Ltd.	34,000	20,445
Proximus SADP	1,770	46,718
Singapore Telecommunications Ltd.	7,300	16,281
Spark New Zealand Ltd.	7,582	19,247
Swisscom AG	114	52,740
Telecom Italia SpA/Milano (c)	31,583	19,225
Telecom Italia SpA/Milano	39,625	21,566
Telefonica Deutschland Holding AG	7,772	25,484
Telefonica SA	3,229	27,851
Telenor ASA	2,325	45,342
Telia Co. AB	12,753	55,309
Telstra Corp., Ltd.	7,921	17,598
TELUS Corp.	3,342	121,393
TPG Telecom Ltd.	4,421	20,879
United Internet AG	623	22,674
Verizon Communications, Inc.	1,696	96,536
Vocus Group Ltd. (c)	10,099	26,557
Zayo Group Holdings, Inc. (c)	1,513	37,522

		1,278,108

Entertainment - 0.2%
Activision Blizzard, Inc.	841	35,440
DeNA Co., Ltd.	600	9,270
Electronic Arts, Inc. (c)	495	47,411
Konami Holdings Corp.	400	16,543
Netflix, Inc. (c)	129	46,195
Nexon Co., Ltd. (c)	2,200	35,082
Nintendo Co., Ltd.	100	27,424
Toho Co., Ltd./Tokyo	500	17,874
Twenty-First Century Fox, Inc.-Class A	1,016	51,237
Twenty-First Century Fox, Inc.-Class B	1,020	51,163
Viacom, Inc.-Class B	642	18,759
Vivendi SA	1,098	32,064
Walt Disney Co. (The)	397	44,797

		433,259

Interactive Media & Services - 0.2%
Alphabet, Inc.-Class A (c)	78	87,871
Alphabet, Inc.-Class C (c)	76	85,114
Cars.com, Inc. (c)	283	6,662
Facebook, Inc.-Class A (c)	387	62,481
Kakaku.com, Inc.	1,400	26,946
LINE Corp. (c)	600	21,949
Mixi, Inc.	300	7,279
REA Group Ltd.	310	17,985
TripAdvisor, Inc. (c)	426	22,650
Twitter, Inc. (c)	1,866	57,436
Yahoo Japan Corp.	4,600	12,326

Company	Shares	U.S. $ Value
Zillow Group, Inc. (c)	848	$35,446

		444,145

Media - 0.4%
ALTICE EUROPE NV-Class A (c)	704	1,585
ALTICE EUROPE NV-Class B (c)	1,011	2,270
Altice USA, Inc.-Class A	714	15,570
Axel Springer SE	600	34,257
CBS Corp.-Class B	447	22,444
Charter Communications, Inc.-Class A (c)	83	28,627
Comcast Corp.-Class A	824	31,864
Dentsu, Inc.	300	12,537
Discovery, Inc.-Class A (c)	1,012	29,247
Discovery, Inc.-Class C (c)	1,427	38,886
DISH Network Corp.-Class A (c)	282	9,168
Eutelsat Communications SA	1,132	22,336
Hakuhodo DY Holdings, Inc.	1,100	16,907
I-CABLE Communications Ltd. (c)	2,936	38
Interpublic Group of Cos., Inc. (The)	1,393	32,081
ITV PLC	7,799	13,548
JCDecaux SA	889	27,369
Lagardere SCA	819	21,172
Liberty Broadband Corp. (c)	346	30,967
Liberty Global PLC (c)	1,811	45,981
Liberty Global PLC-Class A (c)	813	21,423
Liberty Latin America Ltd.-Class C (c)	937	18,168
Liberty Media Corp.-Liberty SiriusXM-Class A (c)	944	38,610
Liberty Media Corp.-Liberty SiriusXM-Class C (c)	700	28,847
Modern Times Group MTG AB-Class B	65	2,201
News Corp.-Class A	2,510	32,680
Omnicom Group, Inc.	460	34,822
Pearson PLC	1,740	19,618
ProSiebenSat.1 Media SE	638	11,609
Publicis Groupe SA	351	19,429
RTL Group SA	319	17,969
Schibsted ASA	973	38,853
Schibsted ASA-Class B	1,054	39,048
SES SA	1,380	27,721
Shaw Communications, Inc.-Class B	2,404	49,580
Singapore Press Holdings Ltd.	6,100	11,079
Sirius XM Holdings, Inc.	4,633	27,474
TEGNA, Inc.	850	11,194
Telenet Group Holding NV	522	23,528
WPP PLC	1,472	16,137

		926,844

Wireless Telecommunication Services - 0.2%
KDDI Corp.	800	19,336
Millicom International Cellular SA	591	35,570
NTT DOCOMO, Inc.	1,000	23,280
Rogers Communications, Inc.-Class B	2,193	121,170
SoftBank Group Corp.	200	18,559
Sprint Corp. (c)	2,737	17,380
StarHub Ltd.	10,000	11,827
T-Mobile US, Inc. (c)	690	49,825
Tele2 AB-Class B	4,849	63,735

Company	Shares	U.S. $ Value
Vodafone Group PLC	17,886	$31,861

		392,543

		3,474,899

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc.	370	50,279
American Tower Corp.	354	62,357
Ascendas Real Estate Investment Trust	9,200	19,037
AvalonBay Communities, Inc.	234	45,543
Boston Properties, Inc.	360	47,768
British Land Co. PLC (The)	5,156	41,266
Brixmor Property Group, Inc.	1,101	19,223
Camden Property Trust	472	46,299
CapitaLand Commercial Trust	14,000	20,077
CapitaLand Mall Trust	12,000	21,294
Colony Capital, Inc.	3,138	17,447
Covivio	424	42,923
Crown Castle International Corp.	494	58,663
Daiwa House REIT Investment Corp.	6	13,376
Dexus	2,267	19,351
Digital Realty Trust, Inc.	378	42,759
Duke Realty Corp.	1,323	39,121
Equinix, Inc.	91	38,539
Equity Residential	641	47,235
Essex Property Trust, Inc.	185	51,770
Extra Space Storage, Inc.	489	46,915
Federal Realty Investment Trust	282	37,672
Gecina SA	296	43,833
Goodman Group	2,849	25,914
GPT Group (The)	4,611	19,149
H&R Real Estate Investment Trust	3,643	62,869
Hammerson PLC	5,647	28,607
HCP, Inc.	1,144	35,201
Host Hotels & Resorts, Inc.	1,706	33,455
ICADE	547	46,571
Intu Properties PLC	9,375	14,230
Iron Mountain, Inc.	1,144	40,521
Japan Prime Realty Investment Corp.	6	23,545
Japan Real Estate Investment Corp.	4	23,161
Japan Retail Fund Investment Corp.	8	16,138
JBG SMITH Properties	232	9,347
Kimco Realty Corp.	1,471	25,875
Klepierre SA	1,062	37,048
Land Securities Group PLC	3,092	36,926
Liberty Property Trust	1,003	47,472
Link REIT	3,000	33,934
Macerich Co. (The)	493	21,495
Mid-America Apartment Communities, Inc.	487	50,443
Mirvac Group	10,349	18,913
National Retail Properties, Inc.	864	45,014
Nippon Building Fund, Inc.	4	26,046
Nippon Prologis REIT, Inc.	7	14,888
Nomura Real Estate Master Fund, Inc.	12	16,439
Prologis, Inc.	721	50,513
Public Storage	203	42,932
Realty Income Corp.	678	46,891
Regency Centers Corp.	664	43,326
RioCan Real Estate Investment Trust	3,105	59,318

Company	Shares	U.S. $ Value
SBA Communications Corp. (c)	280	$50,557
Scentre Group	5,795	15,939
Segro PLC	5,086	44,606
Simon Property Group, Inc.	199	36,051
SL Green Realty Corp.	359	32,568
SmartCentres Real Estate Investment Trust	1,619	41,535
Stockland	5,177	12,875
Suntec Real Estate Investment Trust	13,300	18,943
UDR, Inc.	1,200	53,304
United Urban Investment Corp.	12	18,612
Ventas, Inc.	613	38,466
VEREIT, Inc.	3,437	27,393
Vicinity Centres	8,394	14,667
Vornado Realty Trust	465	31,299
Welltower, Inc.	621	46,147
Weyerhaeuser Co.	1,110	27,628

		2,379,518

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	900	14,675
Brookfield Property REIT, Inc.	456	8,947
CapitaLand Ltd.	6,700	16,925
CBRE Group, Inc.-Class A (c)	938	46,675
City Developments Ltd.	2,300	15,143
CK Asset Holdings Ltd.	2,684	22,269
Daito Trust Construction Co., Ltd.	100	13,859
Daiwa House Industry Co., Ltd.	500	15,485
Deutsche Wohnen SE	1,099	51,144
First Capital Realty, Inc.	2,575	41,914
Hang Lung Group Ltd.	4,000	12,569
Hang Lung Properties Ltd.	7,000	16,527
Henderson Land Development Co., Ltd.	3,811	21,548
Hongkong Land Holdings Ltd.	2,200	15,780
Hulic Co., Ltd.	1,800	16,575
Hysan Development Co., Ltd.	4,000	21,123
Jones Lang LaSalle, Inc.	249	41,115
Kerry Properties Ltd.	4,500	18,800
LendLease Group	1,330	12,156
Mitsubishi Estate Co., Ltd.	900	15,460
Mitsui Fudosan Co., Ltd.	700	16,612
New World Development Co., Ltd.	16,287	26,003
Nomura Real Estate Holdings, Inc.	800	15,161
Sino Land Co., Ltd.	10,000	18,617
Sumitomo Realty & Development Co., Ltd.	1,000	37,430
Sun Hung Kai Properties Ltd.	1,000	16,580
Swire Pacific Ltd.-Class A	2,500	29,741
Swire Properties Ltd.	5,200	20,874
Swiss Prime Site AG	732	61,706
Tokyo Tatemono Co., Ltd.	1,300	15,111
Tokyu Fudosan Holdings Corp.	2,900	16,051
Unibail-Rodamco-Westfield	203	32,684
UOL Group Ltd.	3,428	16,789
Vonovia SE	1,235	59,776
Wharf Holdings Ltd. (The)	2,000	6,256
Wharf Real Estate Investment Co., Ltd.	2,000	14,042

Company	Shares		U.S. $ Value
Wheelock & Co., Ltd.		2,000	$13,553

			855,675

			3,235,193

Total Common Stocks (cost $53,310,999)			66,556,673

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Risk Share Floating Rate - 3.3%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
7.49% (LIBOR 1 Month + 5.00%),
7/25/25 (e)	U.S.$	998	1,121,381

Series 2015-C03, Class 2M2
7.49% (LIBOR 1 Month + 5.00%),
7/25/25 (e)		5,833	6,460,764

Total Collateralized Mortgage Obligations (cost $6,846,856)			7,582,145

	Shares
PREFERRED STOCKS - 1.8%
Financials - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Apartment Investment & Management Co.
Series A
6.875%		42,000	1,097,460
Hersha Hospitality Trust
Series C
6.875% (d)		60,000	1,434,600
Pebblebrook Hotel Trust
Series C
6.50%		58,525	1,495,314

Total Preferred Stocks (cost $4,013,125)			4,027,374

	Principal Amount (000)
GOVERNMENTS-SOVEREIGN BONDS - 0.5%
Mexico - 0.5%
Mexico Government International Bond
4.125%, 1/21/26
(cost $1,171,216)	U.S.$	1,174	1,172,239

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
Altaba, Inc. (c)(f)
(cost $40,415)		1,120	83,541

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 6,188,000;
Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (c)	AUD	6,188,000	$43,201
EUR/USD
Expiration: Mar 2019; Contracts: 3,996,000;
Exercise Price: EUR 0.89;
Counterparty: Morgan Stanley Capital Services LLC (c)	EUR	3,996,000	1,327
EUR/USD
Expiration: Mar 2019; Contracts: 3,997,000;
Exercise Price: EUR 0.89;
Counterparty: JPMorgan Chase Bank, NA (c)	EUR	3,997,000	1,414

Total Options Purchased-Puts (premiums paid $90,902)			45,942

OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
TRY/EUR
Expiration: Mar 2019; Contracts: 11,608,441;
Exercise Price: TRY 5.99;
Counterparty: JPMorgan Chase Bank, NA (c)
(premiums paid $28,588)	TRY	11,608,441	4,986

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AB Fixed Income Shares, Inc.-Government Money
Market Portfolio-Class AB, 2.35% (f)(g)(h)
(cost $9,527,365)		9,527,365	9,527,365

Total Investments Before Security Lending Collateral for Securities Loaned – 96.8% (cost $211,494,409)			221,097,678

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio Class AB, 2.35% (f)(g)(h)
(cost $242,529)		242,529	242,529

Total Investments - 96.9% (cost $211,736,938) (i)			221,340,207
Other assets less liabilities – 3.1%			7,159,248

Net Assets - 100.0%			$228,499,455

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	47	March 2019	USD	47		$2,906,343	$3,116,570	$210,227
Canadian 10 Yr Bond Futures	170	June 2019	CAD	17,000		17,609,274	17,531,593	(77,681)
Cattle Feeder Futures	35	March 2019	USD	1,750		2,509,769	2,500,313	(9,456)
Cocoa Futures	16	July 2019	USD	0	**	373,451	363,360	(10,091)
Cocoa Futures	48	May 2019	USD	0	**	1,082,564	1,078,560	(4,004)
Coff Robusta Futures	146	May 2019	USD	1		2,274,777	2,244,020	(30,757)
Coffee ‘C’ Futures	23	May 2019	USD	863		935,887	849,131	(86,756)
Copper Futures	54	May 2019	USD	1,350		3,776,761	3,979,800	203,039
Corn Futures	188	May 2019	USD	940		3,574,880	3,485,050	(89,830)
Cotton No.2 Futures	40	May 2019	USD	2,000		1,477,287	1,456,400	(20,887)
Euro STOXX 50 Index Futures	95	March 2019	EUR	1		3,281,053	3,563,743	282,690
FTSE 100 Index Futures	25	March 2019	GBP	0	**	2,210,449	2,346,147	135,698
Gasoline RBOB Futures	38	April 2019	USD	1,596		2,796,241	2,818,217	21,976
Gold 100 OZ Futures	37	April 2019	USD	4		4,767,913	4,869,570	101,657
Hang Seng Index Futures	6	March 2019	HKD	0	**	1,105,999	1,095,551	(10,448)
KC HRW Wheat Futures	70	May 2019	USD	350		1,732,708	1,555,750	(176,958)
Lean Hogs Futures	39	April 2019	USD	1,560		975,899	871,650	(104,249)
Live Cattle Futures	47	April 2019	USD	1,880		2,382,722	2,441,180	58,458
LME Lead Futures	40	March 2019	USD	1		1,932,372	2,151,250	218,878
LME Lead Futures	40	May 2019	USD	1		2,094,090	2,153,750	59,660
LME Nickel Futures	15	March 2019	USD	0	**	996,796	1,169,145	172,349
LME Nickel Futures	15	May 2019	USD	0	**	1,163,875	1,173,870	9,995
LME Primary Aluminum Futures	71	May 2019	USD	2		3,388,663	3,387,587	(1,076)
LME Primary Aluminum Futures	71	March 2019	USD	2		3,396,019	3,363,181	(32,838)
LME Zinc Futures	33	May 2019	USD	1		2,272,551	2,302,163	29,612
LME Zinc Futures	33	March 2019	USD	1		2,079,658	2,314,538	234,880
Long Gilt Futures	47	June 2019	GBP	4,700		7,932,618	7,841,552	(91,066)
Low SU Gasoil Futures	49	May 2019	USD	5		2,995,214	3,024,525	29,311
MSCI Emerging Markets Futures	323	March 2019	USD	16		16,008,880	16,904,205	895,325
Natural Gas Futures	14	March 2019	USD	140		393,254	393,680	426
Natural Gas Futures	53	April 2019	USD	530		1,440,783	1,496,190	55,407
Nikkei 225 (CME) Futures	32	March 2019	USD	0	**	3,411,293	3,438,400	27,107
NY Harbor ULSD Futures	35	April 2019	USD	1,470		2,946,581	2,971,899	25,318
Palladium Futures	14	June 2019	USD	1		2,026,428	2,102,100	75,672
Platinum Futures	105	April 2019	USD	5		4,280,802	4,594,800	313,998
Russell 2000 E-Mini Futures	45	March 2019	USD	2		3,276,811	3,544,875	268,064
S&P 500 E-Mini Futures	34	March 2019	USD	2		4,617,494	4,733,990	116,496
S&P Mid 400 E-Mini Futures	16	March 2019	USD	2		2,848,609	3,057,280	208,671
Silver Futures	34	May 2019	USD	170		2,715,836	2,657,780	(58,056)
Soybean Futures	67	May 2019	USD	335		3,082,300	3,049,337	(32,963)
Soybean Meal Futures	85	May 2019	USD	9		2,624,182	2,601,000	(23,182)
Soybean Oil Futures	184	May 2019	USD	11,040		3,379,891	3,339,600	(40,291)
Sugar 11 (World) Futures	83	April 2019	USD	9,296		1,162,284	1,188,029	25,745
U.S. T-Note 5 Yr (CBT) Futures	118	June 2019	USD	11,800		13,524,042	13,518,375	(5,667)
U.S. T-Note 10 Yr (CBT) Futures	202	June 2019	USD	20,200		24,756,607	24,644,000	(112,607)
Wheat (CBT) Futures	70	May 2019	USD	350		1,802,708	1,608,250	(194,458)
WTI Crude Futures	10	March 2019	USD	10		561,169	572,200	11,031
WTI Crude Futures	16	April 2019	USD	16		849,960	921,760	71,800
Sold Contracts
10 Yr Australian Bond Futures	33	March 2019	AUD	3,300		3,070,878	3,160,443	(89,565)
Coffee ‘C’ Futures	40	May 2019	USD	1,500		1,562,565	1,476,750	85,815

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2019	Unrealized Appreciation/ (Depreciation)
Gold 100 OZ Futures	6	April 2019	USD	1		$795,024	$789,660	$5,364
Japan 10 Yr Bond (OSE) Futures	37	March 2019	JPY	3,700,000		50,422,652	50,700,938	(278,286)
KC HRW Wheat Futures	25	May 2019	USD	125		559,358	555,625	3,733
LME Lead Futures	40	March 2019	USD	1		2,085,410	2,151,250	(65,840)
LME Nickel Futures	15	March 2019	USD	0	**	1,158,935	1,169,145	(10,210)
LME Primary Aluminum Futures	71	March 2019	USD	2		3,358,999	3,363,181	(4,182)
LME Zinc Futures	33	March 2019	USD	1		2,279,801	2,314,539	(34,738)
S&P TSX 60 Index Futures	25	March 2019	CAD	5		3,388,416	3,618,679	(230,263)
Soybean Meal Futures	36	May 2019	USD	4		1,110,497	1,101,600	8,897
SPI 200 Futures	12	March 2019	AUD	0	**	1,193,777	1,308,538	(114,761)
Sugar 11 (World) Futures	37	April 2019	USD	4,144		533,649	529,603	4,046
Wheat (CBT) Futures	11	May 2019	USD	55		281,185	252,725	28,460

								$1,958,639

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	59,488	USD	892	3/07/19	$(10,047)
Bank of America, NA	NZD	8,939	USD	6,158	3/15/19	69,198
Bank of America, NA	CAD	1,799	USD	1,349	3/07/19	(18,161)
Barclays Bank PLC	RUB	30,848	USD	461	3/07/19	(6,602)
Barclays Bank PLC	INR	16,110	USD	220	3/18/19	(7,173)
Barclays Bank PLC	ILS	7,966	USD	2,178	4/16/19	(25,887)
Barclays Bank PLC	NOK	7,763	USD	911	4/12/19	2,479
Barclays Bank PLC	EUR	11,662	USD	13,419	3/15/19	141,633
Barclays Bank PLC	BRL	8,598	USD	2,304	3/06/19	15,253
Barclays Bank PLC	CAD	12,376	USD	9,301	3/15/19	(106,574)
Barclays Bank PLC	GBP	5,739	USD	7,276	3/15/19	(340,530)
Barclays Bank PLC	BRL	1,304	USD	349	4/02/19	2,360
Barclays Bank PLC	USD	1,045	GBP	824	3/15/19	48,892
Barclays Bank PLC	USD	2,301	BRL	8,598	3/06/19	(11,602)
Barclays Bank PLC	USD	2,849	EUR	2,476	3/15/19	(30,070)
Barclays Bank PLC	USD	1,951	BRL	7,294	4/02/19	(13,198)
Barclays Bank PLC	USD	691	RUB	45,357	3/07/19	(3,089)
Barclays Bank PLC	USD	947	INR	66,762	3/18/19	(6,277)
Barclays Bank PLC	USD	2,260	TWD	69,282	3/14/19	(11,932)
Barclays Bank PLC	USD	1,848	KRW	2,068,548	5/16/19	(6,123)
BNP Paribas SA	EUR	1,963	PLN	8,453	4/08/19	(2,926)
BNP Paribas SA	SEK	6,430	NOK	5,937	4/12/19	(3,322)
BNP Paribas SA	TRY	7,277	EUR	1,175	4/10/19	8,020
BNP Paribas SA	USD	685	ZAR	9,474	4/17/19	(16,706)
Citibank, NA	SEK	12,562	USD	1,363	4/12/19	(1,552)
Citibank, NA	EUR	907	USD	1,026	4/10/19	(8,741)
Citibank, NA	USD	891	CHF	874	3/13/19	(14,876)
Citibank, NA	CHF	928	SEK	8,652	4/12/19	6,374
Citibank, NA	USD	2,189	GBP	1,659	4/09/19	15,124
Citibank, NA	USD	1,403	BRL	5,245	4/02/19	(9,659)
Citibank, NA	USD	2,224	PLN	8,337	4/08/19	(18,219)
Citibank, NA	USD	3,316	SEK	29,672	4/12/19	(93,829)
Citibank, NA	USD	2,339	TWD	71,425	3/14/19	(20,694)
Citibank, NA	USD	2,403	JPY	261,219	12/13/19	(5,683)
Citibank, NA	USD	642	CLP	429,091	3/15/19	12,508
Credit Suisse International	CNY	19,262	USD	2,800	3/20/19	(75,858)
Credit Suisse International	TRY	3,618	USD	669	3/28/19	2,040
Credit Suisse International	EUR	1,814	USD	2,054	3/13/19	(10,949)
Credit Suisse International	AUD	1,372	USD	1,012	6/28/19	37,543
Credit Suisse International	EUR	819	TRY	5,209	3/25/19	28,849
Credit Suisse International	USD	913	ILS	3,307	4/16/19	1,739
Credit Suisse International	USD	1,991	CNY	13,650	3/20/19	47,155
Deutsche Bank AG	CHF	1,426	USD	1,455	3/15/19	24,566
Deutsche Bank AG	AUD	964	USD	682	4/23/19	(1,975)
Deutsche Bank AG	USD	246	INR	17,552	3/18/19	1,386
Goldman Sachs Bank USA	INR	95,128	USD	1,329	3/18/19	(11,868)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	INR	141,100	USD	1,999	3/18/19	$10,315
Goldman Sachs Bank USA	BRL	7,294	USD	1,951	3/06/19	9,168
Goldman Sachs Bank USA	BRL	1,304	USD	345	3/06/19	(2,373)
Goldman Sachs Bank USA	USD	910	EUR	806	3/13/19	7,610
Goldman Sachs Bank USA	USD	349	BRL	1,304	3/06/19	(1,639)
Goldman Sachs Bank USA	USD	1,366	CHF	1,362	3/13/19	266
Goldman Sachs Bank USA	EUR	1,663	TRY	10,717	4/10/19	64,641
Goldman Sachs Bank USA	USD	1,929	BRL	7,294	3/06/19	13,273
Goldman Sachs Bank USA	USD	2,735	MYR	11,136	8/21/19	(10,636)
Goldman Sachs Bank USA	USD	1,715	TWD	52,588	3/14/19	(8,273)
Goldman Sachs Bank USA	USD	1,300	INR	91,949	3/18/19	(4,237)
Goldman Sachs Bank USA	USD	898	CLP	603,965	3/15/19	22,723
HSBC Bank USA	JPY	494,620	USD	4,482	4/11/19	30,655
HSBC Bank USA	INR	373,999	USD	5,141	3/18/19	(130,206)
HSBC Bank USA	TWD	41,144	USD	1,345	3/14/19	9,938
HSBC Bank USA	CNY	29,726	USD	4,376	3/15/19	(63,373)
HSBC Bank USA	AUD	775	USD	554	6/28/19	3,361
HSBC Bank USA	USD	1,030	EUR	907	4/10/19	5,081
HSBC Bank USA	USD	1,311	EUR	1,149	4/08/19	(344)
HSBC Bank USA	PLN	3,519	EUR	814	4/08/19	(2,917)
HSBC Bank USA	USD	3,276	KRW	3,668,090	5/16/19	(10,240)
JPMorgan Chase Bank, NA	CHF	4,714	USD	4,801	3/13/19	73,808
JPMorgan Chase Bank, NA	BRL	2,088	USD	562	3/06/19	6,384
JPMorgan Chase Bank, NA	USD	559	BRL	2,088	3/06/19	(2,624)
JPMorgan Chase Bank, NA	TRY	5,209	EUR	819	3/25/19	(28,847)
JPMorgan Chase Bank, NA	USD	5,688	CNY	39,401	3/15/19	195,847
JPMorgan Chase Bank, NA	USD	644	JPY	70,218	3/15/19	(13,570)
Morgan Stanley Capital Services, Inc.	JPY	6,252,012	USD	55,831	3/15/19	(305,867)
Morgan Stanley Capital Services, Inc.	JPY	101,396	USD	938	12/13/19	7,179
Morgan Stanley Capital Services, Inc.	INR	97,433	USD	1,359	3/18/19	(13,751)
Morgan Stanley Capital Services, Inc.	SEK	9,652	USD	1,075	3/15/19	29,377
Morgan Stanley Capital Services, Inc.	AUD	7,111	USD	5,125	3/15/19	80,136
Morgan Stanley Capital Services, Inc.	PLN	3,534	USD	926	4/08/19	(9,116)
Morgan Stanley Capital Services, Inc.	CNY	3,026	USD	437	3/20/19	(14,374)
Morgan Stanley Capital Services, Inc.	CAD	1,195	USD	895	3/07/19	(13,071)
Morgan Stanley Capital Services, Inc.	AUD	674	USD	499	6/28/19	20,412
Morgan Stanley Capital Services, Inc.	USD	1,027	EUR	907	3/13/19	5,536
Morgan Stanley Capital Services, Inc.	USD	1,815	CAD	2,404	3/07/19	11,808
Morgan Stanley Capital Services, Inc.	USD	2,081	AUD	2,819	6/28/19	(78,374)
Morgan Stanley Capital Services, Inc.	USD	1,353	TWD	41,694	3/14/19	525
Morgan Stanley Capital Services, Inc.	USD	1,579	INR	113,247	3/18/19	16,848
Morgan Stanley Capital Services, Inc.	USD	934	KRW	1,040,072	5/16/19	(8,071)
Morgan Stanley Capital Services, Inc.	USD	1,120	COP	3,525,236	3/15/19	23,727
Natwest Markets PLC	COP	4,245,968	USD	1,363	3/15/19	(14,274)
Natwest Markets PLC	CLP	429,149	USD	638	3/15/19	(15,852)
Natwest Markets PLC	JPY	101,668	USD	940	12/13/19	6,612
Natwest Markets PLC	AUD	2,581	USD	1,832	4/23/19	(444)
Natwest Markets PLC	BRL	2,088	USD	559	3/06/19	2,624
Natwest Markets PLC	EUR	794	USD	915	4/10/19	8,777
Natwest Markets PLC	USD	567	BRL	2,088	3/06/19	(10,810)
Natwest Markets PLC	USD	1,602	AUD	2,250	4/23/19	(4,590)
Natwest Markets PLC	USD	1,330	INR	94,413	3/18/19	277
Natwest Markets PLC	USD	1,378	CLP	902,280	3/15/19	(2,392)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	1,358	CLP	904,405	3/15/19	$21,389
Natwest Markets PLC	USD	460	COP	1,415,861	3/15/19	(308)
Natwest Markets PLC	USD	456	COP	1,418,517	3/15/19	4,424
Standard Chartered Bank	TWD	82,769	USD	2,685	3/14/19	(1,512)
Standard Chartered Bank	INR	62,421	USD	879	3/18/19	(988)
Standard Chartered Bank	ZAR	9,474	USD	689	4/17/19	20,101
Standard Chartered Bank	EUR	1,605	USD	1,837	4/10/19	5,304
Standard Chartered Bank	USD	3,016	EUR	2,634	4/10/19	(10,258)
Standard Chartered Bank	USD	1,350	CNY	9,334	3/20/19	43,897
State Street Bank & Trust Co.	JPY	100,530	USD	913	4/11/19	8,792
State Street Bank & Trust Co.	JPY	37,281	USD	333	3/15/19	(1,998)
State Street Bank & Trust Co.	CNY	7,237	USD	1,062	3/15/19	(18,463)
State Street Bank & Trust Co.	HKD	7,102	USD	911	3/15/19	5,424
State Street Bank & Trust Co.	NOK	2,818	USD	333	3/15/19	3,331
State Street Bank & Trust Co.	EUR	900	USD	1,033	4/10/19	6,332
State Street Bank & Trust Co.	SGD	621	USD	454	3/15/19	(5,681)
State Street Bank & Trust Co.	TRY	608	USD	110	3/28/19	(2,511)
State Street Bank & Trust Co.	SGD	294	USD	216	4/17/19	(1,121)
State Street Bank & Trust Co.	NZD	262	USD	180	3/15/19	2,168
State Street Bank & Trust Co.	CHF	136	USD	139	3/15/19	2,328
State Street Bank & Trust Co.	USD	266	GBP	203	3/15/19	3,394
State Street Bank & Trust Co.	USD	271	EUR	237	4/10/19	(84)
State Street Bank & Trust Co.	USD	714	EUR	624	3/15/19	(3,153)
State Street Bank & Trust Co.	USD	433	TRY	2,359	3/28/19	2,181
State Street Bank & Trust Co.	USD	441	TRY	2,364	3/28/19	(4,877)
State Street Bank & Trust Co.	USD	88	JPY	9,813	3/15/19	526
State Street Bank & Trust Co.	USD	1,379	NOK	11,746	4/12/19	(3,509)
UBS AG	DKK	4,350	USD	668	3/15/19	4,377
UBS AG	USD	519	JPY	57,152	4/11/19	(5,185)

						$(458,040)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price	Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC (j)	AUD 1.280	06/2019	6,188,000	AUD	6,188	$64,243	$(2,937)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
TRY vs. EUR/ JPMorgan Chase Bank, NA (j)	TRY	6.990	03/2019	13,533,819	TRY	13,534	$28,588	$(1,787)

							$92,831	$(4,724)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY
Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.40%	USD	12,000	$798,723	$159,237	$639,486
CDX-NAIG
Series 26, 5 Year Index, 6/20/21*	1.00	Quarterly	0.29	USD	18,750	336,906	93,640	243,266

						$1,135,629	$252,877	$882,752

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,290	2/15/24	3 Month LIBOR	2.605%	Quarterly/ Semi-Annual	$82,088	$—	$82,088
AUD	15,000	7/09/25	6 Month BBSW	3.168%	Semi-Annual/ Semi-Annual	662,467	—	662,467
AUD	4,740	2/23/27	6 Month BBSW	3.040%	Semi-Annual/ Semi-Annual	193,703	—	193,703
NZD	20,260	2/24/27	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	1,206,814	—	1,206,814
AUD	9,490	2/27/27	6 Month BBSW	2.975%	Semi-Annual/ Semi-Annual	355,168	—	355,168
NZD	10,120	2/28/27	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	570,123	—	570,123

						$3,070,363	$—	$3,070,363

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International iTraxxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.18%	USD	1,110	$(18,361)	$4,384	$(22,745)
iTraxxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.18		1,490	(24,648)	5,885	(30,533)
Sale Contracts
Deutsche Bank AG iTraxxx Australia Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.18		2,600	43,009	(11,258)	54,267

						$0	$(989)	$989

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	45,290	2/13/24	1.944%	CPI	#	Maturity	$82,520
Goldman Sachs International	7,650	7/15/21	2.293%	CPI	#	Maturity	(95,356)
Goldman Sachs International	26,160	1/04/22	1.650%	CPI	#	Maturity	102,523
JPMorgan Chase Bank, NA	27,930	10/26/21	2.102%	CPI	#	Maturity	(244,336)

							$(154,649)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency		Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA JPQABACP	13,393	0.17%	Maturity	USD	1,258	6/17/19	$(68,490)

**	Notional amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate market value of these securities amounted to $531,475 or 0.2% of net assets.

(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2019.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,983,159 and gross unrealized depreciation of investments was $(13,060,219), resulting in net unrealized appreciation of $14,922,940.

(j)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
ASX	-	Australian Stock Exchange
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates

LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN 1

57.1%	United States
25.0%	Japan
2.6%	China
2.1%	Canada
1.6%	United Kingdom
1.1%	France
0.8%	Germany
0.7%	Australia
0.7%	Switzerland
0.5%	Mexico
0.4%	Sweden
0.4%	Hong Kong
0.4%	Spain
2.3%	Other
4.3%	Short-Term

100.0%	Total Investments

1

All data are as of February 28, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Germany, Ireland, Italy, Jordan, Luxembourg, Macau, Mongolia, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Turkey and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$132,097,413		$	– 0	–	$132,097,413
Common Stocks:
Financials		4,569,356		7,364,490			– 0	–	11,933,846
Information Technology		6,718,185		1,259,431			– 0	–	7,977,616
Industrials		3,834,962		3,440,357			– 0	–	7,275,319
Health Care		3,912,049		2,903,005			– 0	–	6,815,054
Consumer Staples		3,381,624		2,832,331			– 0	–	6,213,955
Consumer Discretionary		2,912,581		2,301,580			– 0	–	5,214,161
Materials		2,724,042		2,279,557			– 0	–	5,003,599
Utilities		2,779,527		2,078,509			– 0	–	4,858,036
Energy		1,863,318		2,691,677			– 0	–	4,554,995
Communication Services		2,034,374		1,440,525			– 0	–	3,474,899
Real Estate		1,832,784		1,402,409			– 0	–	3,235,193
Collateralized Mortgage Obligations		– 0	–	7,582,145			– 0	–	7,582,145
Preferred Stocks		4,027,374		– 0	–		– 0	–	4,027,374
Governments - Sovereign Bonds		– 0	–	1,172,239			– 0	–	1,172,239
Investment Companies		83,541		– 0	–		– 0	–	83,541
Options Purchased - Puts		– 0	–	45,942			– 0	–	45,942
Options Purchased - Calls		– 0	–	4,986			– 0	–	4,986
Short-Term Investments		9,527,365		– 0	–		– 0	–	9,527,365
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		242,529		– 0	–		– 0	–	242,529

Total Investments in Securities		50,443,611		170,896,596					221,340,207
Other Financial Instruments (a):
Assets:
Futures		3,581,417		418,388			– 0	–	3,999,805
Forward Currency Exchange Contracts		– 0	–	1,265,995			– 0	–	1,265,995
Centrally Cleared Credit Default Swaps		– 0	–	1,135,629			– 0	–	1,135,629
Centrally Cleared Interest Rate Swaps		– 0	–	3,070,363			– 0	–	3,070,363
Credit Default Swaps		– 0	–	43,009			– 0	–	43,009
Inflation (CPI) Swaps		– 0	–	185,043			– 0	–	185,043
Liabilities:
Futures		(1,915,957)		(125,209)			– 0	–	(2,041,166)
Forward Currency Exchange Contracts		– 0	–	(1,724,035)			– 0	–	(1,724,035)
Currency Options Written		– 0	–	(4,724)			– 0	–	(4,724)
Credit Default Swaps		– 0	–	(43,009)			– 0	–	(43,009)
Inflation (CPI) Swaps		– 0	–	(339,692)			– 0	–	(339,692)
Total Return Swaps		– 0	–	(68,490)			– 0	–	(68,490)

Total (b)		$52,109,071		$174,709,864		$	– 0	–	$226,818,935

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total
Balance as of 11/30/18		$74			$74
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(1)			(1)
Change in unrealized appreciation/depreciation		1			1
Purchases		– 0	–		– 0	–
Sales		(74)			(74)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 2/28/19	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 2/28/19	$	– 0	–	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,266	$25,054	$19,793	$9,527	$	– 0	–
Government Money Market Portfolio*	398	1,024	1,179	243		2

Total	$4,664	$26,078	$20,972	$9,770		$2

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2019